Schedule of Investments (unaudited) March 31, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Canada — 0.0%
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(a)	CAD	1,270	$979,457

Cayman Islands(a)(b) — 4.7%
522 Funding CLO Ltd., Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.65%), 3.87%, 04/20/30	USD	1,950	1,951,107
AGL CLO Ltd.
Series 2020-3A, Class D, (3 mo. LIBOR US + 3.30%), 3.54%, 01/15/33		550	551,309
Series 2020-9A, Class D, (3 mo. LIBOR US + 3.70%), 3.94%, 01/20/34		850	861,237
AGL Core CLO Ltd., Series 2020-5A, Class E, (3 mo. LIBOR US + 6.52%), 6.74%, 07/20/30		2,500	2,509,960
AIMCO CLO
2017-AA, (3 mo. LIBOR US + 3.15%), 1.00%, 04/20/34(c)		250	250,000
Series 2017-AA, Class D, (3 mo. LIBOR US + 3.68%), 3.90%, 07/20/29		250	250,127
Allegany Park CLO Ltd., Series 2019-1A, Class D, (3 mo. LIBOR US + 3.70%), 3.92%, 01/20/33		600	603,378
Apidos CLO XXII, 2015-22A, (3 mo. LIBOR US + 2.95%), 3.17%, 04/20/31		250	248,405
Apidos CLO XXXIII, Series 2020-33A, Class E, (3 mo. LIBOR US + 7.52%), 7.74%, 07/24/31		1,000	1,013,997
Apidos CLO XXXIV, Series 2020-34A, Class E, (3 mo. LIBOR US + 7.25%), 7.49%, 01/20/33		3,000	3,013,539
Apidos CLO XXXV, Series 2021-35A, Class E, (3 mo. LIBOR US + 5.75%), 5.95%, 04/20/34(d)		375	375,000
Apres Static CLO Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 4.25%), 4.49%, 10/15/28		3,000	3,000,912
Ares LV CLO Ltd., Series 2020-55A, Class E, (3 mo. LIBOR US + 6.20%), 6.44%, 04/15/31		5,400	5,407,944
Ares LVI CLO Ltd., Series 2020-56A, (3 mo. LIBOR US + 7.58%), 7.79%, 10/25/31		625	628,341
Ares LVII CLO Ltd., Series 2020-57A, Class D, (3 mo. LIBOR US + 4.35%), 4.59%, 10/25/31		4,000	4,033,582
Bain Capital Credit CLO Ltd., Series 2020-2A, Class E, (3 mo. LIBOR US + 6.83%), 7.05%, 07/21/31		500	504,993
Ballyrock CLO Ltd., Series 2016-1A, Class DR2, (3 mo. LIBOR US + 3.15%), 3.39%, 10/15/28		500	496,301
Birch Grove CLO Ltd., Series 19A, Class D, (3 mo. LIBOR US + 3.90%), 4.08%, 06/15/31		1,250	1,250,649
BlueMountain CLO Ltd., Series 2016-2A, Class C1R, (3 mo. LIBOR US + 4.00%), 4.18%, 08/20/32		1,000	1,003,884
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class D, (3 mo. LIBOR US + 3.90%), 4.12%, 04/20/31		1,000	996,591
BlueMountain CLO XXX Ltd.
Series 2020-30A, Class D, (3 mo. LIBOR US + 3.90%), 4.06%, 01/15/33		3,650	3,676,225
Series 2020-30A, Class E, (3 mo. LIBOR US + 7.73%), 7.89%, 01/15/33		800	804,502
Buckhorn Park CLO Ltd., Series 2019-1A, Class D, (3 mo. LIBOR US + 3.75%), 3.97%, 01/18/31		1,000	1,000,620
Buttermilk Park CLO Ltd., (3 mo. LIBOR US + 3.10%), 3.34%, 10/15/31		250	250,029

Security		Par (000)	Value

Cayman Islands (continued)
Canyon CLO Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.19%, 07/15/28	USD	2,750	$2,749,603
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.38%, 04/20/32(d)		1,425	1,425,000
Cedar Funding X CLO Ltd., Series 2019-10A, Class D, (3 mo. LIBOR US + 3.85%), 4.07%, 10/20/32		450	452,413
CIFC Funding Ltd.
Series 2014-2RA, Class B1, (3 mo. LIBOR US + 2.80%), 3.02%, 04/24/30		1,000	988,769
Series 2019-3A, Class C, (3 mo. LIBOR US + 3.70%), 3.92%, 07/16/32		1,000	1,002,685
Crown City CLO, Series 2019-1AD, (3 mo. LIBOR US + 7.88%), 8.10%, 07/20/30		375	376,413
Dryden CLO Ltd.
Series 2019-80A, Class D1, (3 mo. LIBOR US + 4.10%), 4.32%, 01/17/33		250	252,423
Series 2020-85A, Class D, (3 mo. LIBOR US + 3.90%), 4.11%, 10/15/32		1,750	1,759,691
Eaton Vance CLO Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.75%), 6.99%, 04/15/31		1,300	1,299,297
Elmwood CLO I Ltd.
Series 2019-1A, Class DR, (3 mo. LIBOR US + 4.40%), 4.62%, 10/20/33		5,750	5,882,788
Series 2019-1A, Class ER, (3 mo. LIBOR US + 7.71%), 7.93%, 10/20/33		2,375	2,414,013
Elmwood CLO II Ltd.
Series 2019-2A, Class C, (3 mo. LIBOR US + 2.90%), 3.12%, 04/20/31		750	750,808
Series 2019-2A, Class E, (3 mo. LIBOR US + 6.80%), 7.02%, 04/20/31		4,225	4,225,246
Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 1.00%, 04/20/34(c)		2,250	2,250,000
Flatiron CLO 19 Ltd., Series 2019-1A, Class D, (3 mo. LIBOR US + 3.90%), 4.09%, 11/16/32		700	704,453
Goldentree Loan Management US Clo 6 Ltd., Series 2019-6A, Class D, (3 mo. LIBOR US + 3.85%), 4.07%, 01/20/33		250	251,935
Goldentree Loan Management US CLO Ltd., Series 2020-7A, Class E, (3 mo. LIBOR US + 5.50%), 5.72%, 04/20/31		2,525	2,525,031
Goldentree Loan Opportunities X Ltd., Series 2015- 10A, Class DR, (3 mo. LIBOR US + 3.05%), 3.27%, 07/20/31		750	750,079
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 6.69%, 04/15/33		1,250	1,244,051
Gulf Stream Meridian 2 Ltd., Series 2020-IIA, Class D, (3 mo. LIBOR US + 6.85%), 7.09%, 10/15/29		3,195	3,213,976
Kayne CLO 9 Ltd., Series 2020-9A, Class E, (3 mo. LIBOR US + 7.59%), 7.83%, 01/15/34		5,000	5,047,489
Kayne CLO III Ltd., Series 2019-3A, Class D, (3 mo. LIBOR US + 3.95%), 4.19%, 04/15/32		250	250,105
Madison Park Funding XXX Ltd., Series 2018-30A, Class D, (3 mo. LIBOR US + 2.50%), 2.74%, 04/15/29		350	341,277
Northwoods Capital 20 Ltd., Series 2019-20A, Class ER, (3 mo. LIBOR US + 7.85%), 8.07%, 01/25/32		1,250	1,253,367
Ocean Trails CLO IX, Series 2020-9A, Class E, (3 mo. LIBOR US + 6.80%), 7.08%, 10/15/29		250	249,400

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
OCP CLO 2015-10 Ltd., Series 2015-10A, Class E, (3 mo. LIBOR US + 7.50%), 7.72%, 10/26/27	USD	1,000	$1,006,919
OCP CLO Ltd.
(3 mo. LIBOR US + 4.33%), 4.55%, 04/20/30		500	500,692
Series 2019-16A, Class ER, (3 mo. LIBOR US + 6.35%), 6.54%, 04/10/33		750	750,000
Series 2020-20A, Class D1, (3 mo. LIBOR US + 3.95%), 4.14%, 10/09/33		3,500	3,558,072
Series 2020-20A, Class E, (3 mo. LIBOR US + 7.66%), 7.85%, 10/09/33		2,250	2,274,733
Octagon Investment Partners Ltd., Series 2020-1A, Class E, (3 mo. LIBOR US + 6.42%), 6.64%, 04/20/31		1,100	1,099,269
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class D, (3 mo. LIBOR US + 4.25%), 4.44%, 11/15/26		1,000	979,535
Series 2019-3A, Class C, (3 mo. LIBOR US + 3.40%), 3.58%, 08/20/27		1,900	1,901,425
Series 2019-4A, Class D, (3 mo. LIBOR US + 5.90%), 6.12%, 10/24/27		600	601,786
Series 2020-3A, Class D, (3 mo. LIBOR US + 4.23%), 4.45%, 07/20/28		250	248,311
Series 2020-4A, Class C, (3 mo. LIBOR US + 3.60%), 3.79%, 11/25/28		1,000	1,005,160
Series 2021-1A, Class D, (3 mo. LIBOR US + 6.00%), 6.15%, 04/20/29		1,250	1,251,783
Park Avenue Institutional Advisers CLO Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 7.30%), 7.50%, 01/20/34		350	348,704
Pikes Peak CLO, Series 2019-4A, Class D, (3 mo. LIBOR US + 4.10%), 4.34%, 07/15/32		1,000	1,006,619
Regatta XVII Funding Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 4.15%), 4.30%, 10/15/33		750	766,714
Romark CLO III Ltd., Series 2019-3A, Class C, (3 mo. LIBOR US + 3.90%), 4.14%, 07/15/32		250	250,350
RR 11 Ltd., Series 2020-11A, Class D, (3 mo. LIBOR US + 7.12%), 7.36%, 10/15/31		2,735	2,744,123
Sixth Street CLO XVI Ltd., Series 2020-16A, Class E, (3 mo. LIBOR US + 7.32%), 7.51%, 10/20/32		1,480	1,482,456
Stratus CLO Ltd., Series 2020-2A, Class E, (3 mo. LIBOR US + 7.10%), 7.37%, 10/15/28		500	500,091
TCW CLO Ltd.
Series 2019-2A, Class D1, (3 mo. LIBOR US + 3.95%), 4.17%, 10/20/32		1,400	1,407,413
Series 2019-2A, Class D2A, (3 mo. LIBOR US + 4.89%), 5.11%, 10/20/32		750	757,914
TICP CLO IX Ltd., Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 3.12%, 01/20/31		500	499,995
TICP CLO XIII Ltd.
Series 2019-13A, Class D, (3 mo. LIBOR US + 3.45%), 3.69%, 07/15/32		750	750,232
Series 2019-13A, Class E, (3 mo. LIBOR US + 6.75%), 6.99%, 07/15/32		1,500	1,500,015
TRESTLES CLO II Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.10%, 04/25/32		500	500,000
Trimaran Cavu Ltd., Series 2019-1A, Class D, (3 mo. LIBOR US + 4.15%), 4.37%, 07/20/32		1,750	1,761,284
Venture 40 CLO Ltd., Series 2020-40A, Class D1, (3 mo. LIBOR US + 4.59%), 4.79%, 11/24/31		1,350	1,358,353

Security		Par (000)	Value

Cayman Islands (continued)
Voya CLO Ltd., Series 2020-2A, Class E, (3 mo. LIBOR US + 7.85%), 8.07%, 07/19/31	USD	375	$376,397
Whitebox Clo I Ltd., Series 2019-1A, Class D, (3 mo. LIBOR US + 7.45%), 7.67%, 07/24/32		500	499,899
York CLO Ltd., Series 2020-1A, Class D1, (3 mo. LIBOR US + 4.50%), 4.67%, 04/20/32		4,540	4,577,968
York CLO-8 Ltd., Series 2020-1A, Class E, (3 mo. LIBOR US + 7.88%), 8.05%, 04/20/32		800	803,745

			113,412,901

China — 0.3%
RRE 5 Loan Management DAC, Series 5A, Class D, (3 mo. Euribor + 6.30%), 6.30%, 10/15/33(a)(b)	EUR	6,000	6,989,098

Europe(b) — 0.2%
Ares European CLO VIII BV, Series 8X, Class DR, (3 mo. Euribor + 3.80%), 3.80%, 04/17/32		1,905	2,239,669
Ares European CLO XII BV, Series 12X, Class E, (3 mo. Euribor + 6.10%), 6.10%, 04/20/32		675	775,899
CIFC European Funding CLO III DAC, Series 3A, Class D, (3 mo. Euribor + 3.60%), 3.60%, 01/15/34(a)		700	824,917

			3,840,485

Ireland(b) — 1.4%
Anchorage Capital CLO Ltd., Series 4A, Class D, (3 mo. Euribor + 3.20%), 3.20%, 04/25/34(a)		2,000	2,326,099
Avoca CLO, (3 mo. Euribor + 3.90%), 3.90%, 07/15/32		1,150	1,340,412
Avoca CLO XXII DAC(a)(d)
Series 22A, Class D, (3 mo. Euribor + 2.90%), 2.90%, 04/15/35		1,500	1,759,050
Series 22A, Class E, (3 mo. Euribor + 5.23%), 5.23%, 04/15/35		1,500	1,715,074
Bain Capital Credit CLO Ltd., Series 2019-1X, Class C, (3 mo. Euribor + 2.40%), 2.40%, 04/15/32		1,000	1,167,977
BlueMountain CLO Ltd.(a)(d)
Series 2021-1A, Class D, (3 mo. Euribor + 3.20%), 3.20%, 04/15/34		2,600	3,049,020
Series 2021-1A, Class E, (3 mo. Euribor + 5.41%), 5.41%, 04/15/34		3,000	3,430,148
CVC Cordatus Loan Fund XV DAC
(3 mo. Euribor + 3.80%), 3.80%, 12/23/33(d)		2,300	2,697,210
Series 15X, Class E, (3 mo. Euribor + 5.78%), 5.78%, 08/26/32		675	770,938
CVC Cordatus Loan Fund XVIII DAC, Series 18X, Class E, (3 mo. Euribor + 5.83%), 5.83%, 04/29/34.		1,750	2,014,463
Dartry Park CLO DAC, Series 1A, Class CRR, (3 mo. Euribor + 3.35%), 3.35%, 01/28/34(a)(d)		1,000	1,172,700
Euro-Galaxy VII CLO DAC, Series 2019-7A, Class D, (3 mo. Euribor + 3.96%), 3.96%, 04/25/32(a)		2,375	2,774,795
Goldentree Loan Management US CLO Ltd., Series 2X, Class E, (3 mo. Euribor + 5.25%), 5.25%, 01/20/32		1,000	1,107,528
Henley CLO IV DAC, Series 4A, Class D, (3 mo. Euribor + 3.00%), 3.00%, 04/25/34(a)(d)		1,000	1,172,700
Invesco Euro CLO II DAC, (3 mo. Euribor + 3.80%), 3.80%, 01/15/34(a)(d)		3,150	3,694,005

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ireland (continued)
Marino Park CLO DAC, (3 mo. Euribor + 3.55%), 3.55%, 01/16/34(a)(d)	EUR	1,500	$1,759,050
Zinnia Finance DAC, (3 mo. Euribor + 5.75%), 5.75%, 10/15/31(a)		1,500	1,811,168

			33,762,337

Netherlands(b) — 0.2%
ALME Loan Funding BV, (3 mo. Euribor + 5.41%), 5.41%, 07/15/31(a)		2,250	2,586,324
Ares European CLO VII DAC, Series 7X, Class DR, (3 mo. Euribor + 5.26%), 5.26%, 10/15/30		500	573,894
Ares European CLO XII BV, (3 mo. Euribor + 3.90%),
3.90%, 04/20/32(a)		875	1,026,023

			4,186,241

United States — 3.5%
510 Loan Acquisition Trust, Series 2020-1, Class A, 5.11%, 09/25/60(a)(d)(e)	USD	5,780	5,780,023
Ajax Mortgage Loan Trust(a)
Series 2020-D, Class A, 2.25%, 06/25/60(e)		5,367	5,359,537
Series 2020-D, Class B, 5.00%, 06/25/60(e)		525	525,920
Series 2020-D, Class C, 0.00%, 06/25/60		1,348	1,143,109
AMSR Trust, Series 2020-SFR5, Class G, 4.11%, 11/17/37(a)		2,899	2,954,473
Cayuga Park CLO Ltd., Series 2020-1A, Class E, (3 mo. LIBOR US + 7.33%), 7.55%, 07/17/31(a)(b)		500	506,253
Citigroup Mortgage Loan Trust(b)
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.20%), 0.31%, 05/25/37		5,592	4,478,846
Series 2007-AHL3, Class A3B, (1 mo. LIBOR US + 0.17%), 0.28%, 07/25/45		4,219	3,636,510
College Ave Student Loans LLC, Series 2021-A, Class D, 4.12%, 07/25/51(a)		310	308,509
CVC Cordatus Loan Fund XVIII DAC, Series 18A, Class E, (3 mo. Euribor + 5.83%), 5.83%, 04/29/34(a)(b)	EUR	1,575	1,813,016
Dunedin Park CLO DAC, Series 1A, Class D, (3 mo. Euribor + 6.24%), 6.24%, 10/22/32(a)(b)		3,000	3,467,876
Lending Funding Trust(a)
Series 2020-2A, Class C, 4.30%, 04/21/31	USD	980	1,005,653
Series 2020-2A, Class D, 6.77%, 04/21/31		2,830	3,138,652
Litigation Fee Residual Funding Trust, 4.00%, 10/30/27(d)		4,488	4,409,460
Mariner Finance Issuance Trust, 5.40%, 03/20/36(a)		1,420	1,408,572
Ocean Beach Spc, Series 2020-1I, Class A, 4.00%, 09/26/22		3,718	3,732,053
OCP CLO Ltd., Series 2016-12A, Class CR, (3 mo. LIBOR US + 3.00%), 3.22%, 10/18/28(a)(b)		1,550	1,539,459
OneMain Financial Issuance Trust, Series 2019-1A, Class E, 5.69%, 02/14/31(a)		850	862,678
Progress Residential Trust(a) 4.25%, 04/19/38(c)		4,555	4,554,960
Class G, 5.46%, 08/17/35		2,750	2,765,413
Series 2018-SFR3, Class F, 5.37%, 10/17/35		1,825	1,845,085
Series 2018-SFR3, Class G, 5.62%, 10/17/35		3,650	3,680,592
Series 2021-SFR1, Class G, 3.86%, 04/17/38		4,826	4,799,743
Series 2021-SFR1, Class H, 5.00%, 04/17/38		750	749,627

Security		Par (000)	Value

United States (continued)
Regional Management Issuance Trust, Series 2020-1, Class D, 6.77%, 10/15/30(a)	USD	2,050	$2,103,360
Republic Finance Issuance Trust, Series 2020-A, Class D, 7.00%, 11/20/30(a)		5,110	5,311,097
SMB Private Education Loan Trust(a)
Series 2021-A, Class D1, 3.86%, 01/15/53		3,500	3,441,325
Series 2021-A, Class D2, 3.86%, 01/15/53		1,910	1,883,888
Structured Asset Securities Corp.Mortgage Loan Trust, (1 mo. LIBOR US + 1.80%), 1.91%, 05/25/35(b)		182	167,903
Tricon American Homes Trust, Series 2017-SFR1, Class F, 5.15%, 09/17/34(a)		2,740	2,788,289
Whitebox Clo II Ltd., Series 2020-2A, Class D, (3 mo. LIBOR US + 4.15%), 4.39%, 10/24/31(a)(b)		2,750	2,757,836

			82,919,717

Total Asset-Backed Securities — 10.3% (Cost: $246,355,692)			246,090,236

		Shares

Common Stocks

Canada — 0.7%
Enbridge, Inc.		475,373	17,317,240
Shopify, Inc., Class A(f)		291	321,992

			17,639,232

Cayman Islands(f) — 0.5%
Diversey Holdings Ltd.		654,853	9,632,888
Highland Transcend Partners I Corp.		114,071	1,147,554

			10,780,442

China — 0.8%
Alibaba Group Holding Ltd., ADR(f)		27,879	6,321,006
Li Auto, Inc., ADR(f)		89,131	2,228,275
Tencent Holdings Ltd.		118,500	9,457,190

			18,006,471

Finland — 0.2%
Neste OYJ		72,084	3,828,071

France — 2.6%
Alstom SA(f)		158,169	7,881,087
Arkema SA		71,845	8,700,814
BNP Paribas SA(f)		7,988	486,703
Danone SA		219,779	15,043,443
LVMH Moet Hennessy Louis Vuitton SE		11,844	7,911,212
Safran SA(f)		69,228	9,416,909
Sanofi		113,944	11,267,256
Societe Generale SA(f)		2,713	70,931

			60,778,355

Germany — 2.2%
Adidas AG(f)		21,909	6,844,166
Allianz SE, Registered Shares		50,569	12,862,483
Auto1 Group SE(a)(f)		57,634	3,267,850
Deutsche Telekom AG, Registered Shares		506,360	10,204,886
Puma SE(f)		50,960	4,996,196

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Siemens Energy AG	53,539	$8,797,072
Vantage Towers AG(f)	224,398	6,315,637

		53,288,290

Hong Kong — 0.6%
AIA Group Ltd.	788,200	9,645,019
JD Health International, Inc., (Acquired 12/01/20, Cost: $3,113,074)(g)	338,500	4,761,882

		14,406,901

Ireland(f) — 0.4%
Aptiv PLC	59,857	8,254,280
Flutter Entertainment PLC	9,223	1,970,503

		10,224,783

Israel(f) — 0.3%
ION Acquisition Corp. 2 Ltd.	71,675	728,218
Playtika Holding Corp.	186,004	5,061,169

		5,789,387

Italy — 1.5%
Assicurazioni Generali SpA(f)	130,498	2,607,234
Enel SpA	1,635,526	16,269,150
Intesa Sanpaolo SpA(f)	6,213,820	16,836,790

		35,713,174

Japan — 0.8%
Daifuku Co. Ltd.	3,500	343,942
Disco Corp.	1,500	474,006
FANUC Corp.	3,000	721,221
Hoya Corp.	43,400	5,108,039
Keyence Corp.	1,300	592,483
Kose Corp.	4,700	666,129
Oriental Land Co. Ltd.	4,600	692,213
Recruit Holdings Co. Ltd.	14,500	712,040
Shin-Etsu Chemical Co. Ltd.	46,400	7,860,175
Sony Corp.	8,100	857,251
Z Holdings Corp.	110,500	551,195

		18,578,694

Netherlands — 2.4%
Adyen NV(a)(f)	3,966	8,849,748
Akzo Nobel NV	90,363	10,088,650
ASML Holding NV	22,650	13,897,343
ING Groep NV	1,302,772	15,912,163
NXP Semiconductors NV	47,233	9,509,892

		58,257,796

Norway — 0.0%
LINK Mobility Group Holding ASA(f)	54,392	263,911

Poland — 0.0%
InPost SA(f)	59,760	978,745

Singapore — 0.1%
Sea Ltd.(f)	7,299	1,629,356

Spain — 0.3%
Cellnex Telecom SA(a)	121,421	6,999,703

Sweden — 0.6%
Volvo AB, B Shares(f)	588,249	14,897,418

Switzerland — 0.0%
Cie Financiere Richemont SA, Class A, Registered Shares	9,171	880,630

Security	Shares	Value

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	109,452	$12,945,982

United Kingdom — 1.5%
AstraZeneca PLC	122,642	12,240,711
Barclays PLC	51,188	131,088
Capri Holdings Ltd.(f)	44,307	2,259,657
Farfetch Ltd., Class A(f)	20,953	1,110,928
Unilever PLC	219,484	12,247,148
Vodafone Group PLC	4,659,621	8,497,163

		36,486,695

United States — 32.3%
Abbott Laboratories	71,145	8,526,017
AbbVie, Inc.	131,176	14,195,867
ACV Auctions, Inc., Class A(f)	60,503	2,094,009
Advance Auto Parts, Inc.	1,983	363,861
Air Products & Chemicals, Inc.	44,107	12,409,063
Alphabet, Inc., Class A(f)	627	1,293,200
Alphabet, Inc., Class C(f)	9,376	19,395,475
Amazon.com, Inc.(f)(h)	5,865	18,146,779
American Tower Corp.	59,917	14,323,758
Apple, Inc.	101,564	12,406,043
Applied Materials, Inc.	74,964	10,015,190
Arrival Group, (Acquired 03/23/21, Cost: $2,029,302)(g)	279,863	4,277,363
Autodesk, Inc.(f)	34,704	9,618,214
Avalara, Inc.(f)	9,360	1,248,905
Bank of America Corp.(h)	850,923	32,922,211
Becton Dickinson and Co.	48,511	11,795,450
Boston Scientific Corp.(f)	405,531	15,673,773
Bristol-Myers Squibb Co.	154,185	9,733,699
California Resources Corp.(f)	62,728	1,509,236
Capital One Financial Corp.	96,685	12,301,233
Charles Schwab Corp.	222,327	14,491,274
Charter Communications, Inc., Class A(f)	10,553	6,511,412
Citigroup, Inc.	51,126	3,719,417
Climate Real Impact Solutions II Acquisition Corp.(f)	47,791	477,910
Cognizant Technology Solutions Corp., Class A	78,446	6,128,202
Comcast Corp., Class A	201,876	10,923,510
ConocoPhillips	35,893	1,901,252
Costco Wholesale Corp.	28,100	9,904,688
Coupa Software, Inc.(f)	3,918	997,053
Crown PropTech Acquisitions(f)	133,056	1,322,577
Crown Proptech Acquisitions Pvt Ltd.(d)	42,500	185
D.R. Horton, Inc.	45,176	4,026,085
Deere & Co.	1,833	685,799
Devon Energy Corp.	31,330	684,561
Diamondback Energy, Inc.	2,513	184,680
Driven Brands Holdings, Inc.(f)	17,453	443,655
Edwards Lifesciences Corp.(f)	4,203	351,539
Energy Select Sector SPDR Fund(i)(j)	18,982	931,257
Epic Games, Inc., (Acquired 03/29/21, Cost: $2,499,240), 07/02/20(d)(g)	2,824	2,499,240
EQT Corp.	315,582	5,863,514
Fifth Wall Acquisition Corp. I(f)	178,795	1,787,950
Fortive Corp.	170,859	12,069,480
Freeport-McMoRan, Inc.(f)	410,160	13,506,569
Generac Holdings, Inc.(f)	1,061	347,424
Global Payments, Inc.	59,756	12,045,614
Goldman Sachs Group, Inc.	4,822	1,576,794
Green Plains, Inc.(f)	78,940	2,136,906
HCA Healthcare, Inc.	7,558	1,423,474

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Hilton Worldwide Holdings, Inc.	4,691	$567,236
Home Depot, Inc.	21,262	6,490,225
Intel Corp.	10,684	683,776
International Flavors & Fragrances, Inc.	53,181	7,424,599
Intuitive Surgical, Inc.(f)	664	490,656
Jaws Mustang Acquisition Corp.(f)	89,200	905,380
Johnson & Johnson	129,512	21,285,297
JPMorgan Chase & Co.	124,446	18,944,415
Khosla Ventures Acquisition Co.(f)	144,123	1,455,642
Kins Technology Group, Inc.(d)	97,759	74,297
KINS Technology Group, Inc.(f)	312,827	3,165,809
L3Harris Technologies, Inc.	58,911	11,940,081
Las Vegas Sands Corp.	12,000	729,120
Liberty Broadband Corp., Class C(f)	23,327	3,502,549
Liberty Media Acquisition Corp.(f)	279,322	2,991,539
Liberty Media Corp.—Liberty SiriusXM, Class C(f)	227,527	10,036,216
Lions Gate Entertainment Corp., Class A(f)	1,335	19,958
Lowe’s Cos., Inc.	38,608	7,342,469
Lyft, Inc., Class A(f)	56,804	3,588,877
Marsh & McLennan Cos., Inc.	83,110	10,122,798
Mastercard, Inc., Class A	47,878	17,046,962
McDonald’s Corp.	29,321	6,572,009
Merck & Co., Inc.	58,660	4,522,099
Micron Technology, Inc.(f)	104,391	9,208,330
Microsoft Corp.	166,407	39,233,778
Monster Beverage Corp.(f)	12,636	1,151,013
Morgan Stanley	211,532	16,427,575
NextEra Energy, Inc.	180,956	13,682,083
Northern Genesis Acquisition Corp. II(f)	104,780	1,072,947
NVIDIA Corp.	502	268,033
PayPal Holdings, Inc.(f)	46,763	11,355,927
Penn National Gaming, Inc.(f)	5,340	559,846
PPG Industries, Inc.	77,094	11,584,144
PTC, Inc.(f)	77,654	10,689,073
PubMatic, Inc., Class A(f)	16,124	795,236
PVH Corp.	9,157	967,895
Queen’s Gambit Growth Capital(f)	24,514	246,856
Quest Diagnostics, Inc.	5,275	676,994
Raytheon Technologies Corp.	117,103	9,048,549
Reinvent Technology Partners Z(f)	58,445	599,353
Rotor Acquisition Corp.(f)	48,017	480,650
Rotor Acqusition Ltd.(d)	25,710	28,412
salesforce.com, Inc.(f)	40,761	8,636,033
Science Strategic Acquisition Corp. Alpha(f)	34,164	339,590
Sempra Energy	89,802	11,905,949
Sonos, Inc.(f)	94,841	3,553,692
Southwest Airlines Co.	72,355	4,417,996
Starbucks Corp.	44,518	4,864,482
Starwood Property Trust, Inc.	69,045	1,708,173
Sun Country Airlines Hodings, Inc., (Acquired 03/17/21, Cost: $3,969,094)(g)	175,935	5,752,953
Thermo Fisher Scientific, Inc.	23,469	10,710,782
Thimble Point Acquisition Corp.(f)	29,700	297,000
Thoma Bravo Advantage, Class A, Class A(f)	38,851	405,993
Tishman Speyer Innovation Corp. II(f)	212,535	2,129,601
TJX Cos., Inc.	97,087	6,422,305
T-Mobile US, Inc.(f)	18,183	2,278,148
Toll Brothers, Inc.	79,656	4,518,885
Truist Financial Corp.	100	5,832
U.S. Bancorp	15,400	851,774
Ulta Beauty, Inc.(f)	6,338	1,959,519

Security		Shares	Value

United States (continued)
Union Pacific Corp.		67,888	$14,963,194
United Parcel Service, Inc., Class B		80,647	13,709,184
United States Steel Corp.		72,319	1,892,588
UnitedHealth Group, Inc.		52,975	19,710,408
UWM Holdings Corp, (Acquired 01/20/21, Cost: $1,094,540), 01/20/21(g)		126,720	1,004,890
Vertex Pharmaceuticals, Inc.(f)		12,195	2,620,584
Vertiv Holdings Co.		453,915	9,078,300
Visa, Inc., Class A		2,720	575,906
VMware, Inc., Class A(f)		100,787	15,163,404
Vulcan Materials Co.		63,811	10,768,106
Walmart, Inc.		53,340	7,245,172
Walt Disney Co.(f)		27,725	5,115,817
Wynn Resorts Ltd.		4,032	505,492

			770,281,822

Total Common Stocks — 48.3% (Cost: $1,008,306,101)			1,152,655,858

		Par (000)

Corporate Bonds

Argentina — 0.1%
Genneia SA, 8.75%, 01/20/22(a)	USD	1,941	1,726,277

Australia(a) — 0.0%
FMG Resources August 2006 Pty Ltd.
5.13%, 05/15/24		335	363,095
4.50%, 09/15/27		237	253,220

			616,315

Austria — 0.1%
BRF GmbH, 4.35%, 09/29/26		600	613,688
Klabin Austria GmbH, 3.20%, 01/12/31(a)		1,270	1,206,500

			1,820,188

Bahamas — 0.1%
Intercorp Peru Ltd., 3.88%, 08/15/29(a)		1,147	1,177,826

Bahrain — 0.1%
BBK BSC, 5.50%, 07/09/24		1,386	1,457,899
Oil and Gas Holding Co., 7.63%, 11/07/24		1,317	1,465,574

			2,923,473

Bermuda — 0.2%
Hopson Development Holdings Ltd., 7.50%, 06/27/22 .		1,200	1,225,125
Luye Pharma Group Ltd., 1.50%, 07/09/24		1,185	1,228,016
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)		2,643	2,877,566

			5,330,707

Brazil — 0.9%
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)		1,034	1,173,590
BRF SA, 4.88%, 01/24/30		820	835,600
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(a)		1,908	1,903,898
Embraer Netherlands Finance BV, 5.40%, 02/01/27		1,807	1,883,662
Gol Finance SA, 7.00%, 01/31/25(a)		2,123	1,728,918
Itau Unibanco Holding SA, 5.13%, 05/13/23(a)		1,680	1,773,492
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/30(a)		487	538,985
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(k)		2,623	2,741,035

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Brazil (continued)
Petrobras Global Finance BV
5.30%, 01/27/25	USD	154	$169,015
7.38%, 01/17/27		79	93,615
6.00%, 01/27/28		637	698,311
5.09%, 01/15/30		2,487	2,583,744
5.60%, 01/03/31		2,442	2,573,868
Rumo Luxembourg Sarl, 5.88%, 01/18/25(a)		200	210,000
Suzano Austria GmbH, 3.75%, 01/15/31		929	959,100
Usiminas International Sarl, 5.88%, 07/18/26(a)		1,777	1,871,958
Vale Overseas Ltd., 3.75%, 07/08/30		65	67,594

			21,806,385

Canada(a) — 0.1%
1011778 BC ULC/New Red Finance, Inc.
5.75%, 04/15/25		198	210,375
3.88%, 01/15/28		294	297,157
4.38%, 01/15/28		294	295,388
Bausch Health Cos., Inc., 7.00%, 01/15/28		1,382	1,500,230
Clarios Global LP, 6.75%, 05/15/25		104	111,249
GFL Environmental, Inc.
4.25%, 06/01/25		179	184,370
5.13%, 12/15/26		179	188,621
Mattamy Group Corp.
5.25%, 12/15/27		104	108,810
4.63%, 03/01/30		418	415,191
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25		80	82,308

			3,393,699

Cayman Islands — 2.2%
Agile Group Holdings Ltd.
5.75%, 01/02/25		800	817,750
(5 year CMT + 11.08%), 7.75%(b)(l)		1,600	1,640,000
(5 year CMT + 11.29%), 7.88%(b)(l)		200	206,750
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(m)		2,835	2,082,929
China Evergrande Group
8.25%, 03/23/22		400	381,252
10.50%, 04/11/24		400	356,125
China SCE Group Holdings Ltd., 7.00%, 05/02/25		2,000	2,025,000
Emaar Sukuk Ltd., 3.64%, 09/15/26		200	203,438
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21		320	315,280
9.25%, 07/28/23		4,000	3,687,500
9.88%, 10/19/23		650	600,438
Kaisa Group Holdings Ltd., 10.88%, 07/23/23		2,800	2,906,750
Logan Group Co. Ltd., 5.75%, 01/14/25		1,500	1,574,531
Melco Resorts Finance Ltd.
4.88%, 06/06/25		1,636	1,679,967
5.38%, 12/04/29(a)		1,198	1,262,393
Modern Land China Co. Ltd., 9.80%, 04/11/23		280	267,400
Oryx Funding Ltd., 5.80%, 02/03/31(a)		1,308	1,352,145
Powerlong Real Estate Holdings Ltd., 6.25%, 08/10/24		1,200	1,258,875
Redsun Properties Group Ltd.
9.70%, 04/16/23		1,200	1,241,250
7.30%, 01/13/25		870	839,278
Ronshine China Holdings Ltd., 7.35%, 12/15/23		2,400	2,269,500
Sable International Finance Ltd., 5.75%, 09/07/27		2,210	2,317,737
Shelf Drilling Holdings Ltd., 8.88%, 11/15/24(a)		153	153,000
Shimao Group Holdings Ltd., 3.45%, 01/11/31		860	817,806
Shui On Development Holding Ltd., 5.50%, 03/03/25		1,500	1,512,656

Security		Par (000)	Value

Cayman Islands (continued)
Sinic Holdings Group Co. Ltd., 8.50%, 01/24/22	USD	1,500	$1,458,750
Sunac China Holdings Ltd.
5.95%, 04/26/24		680	687,657
7.00%, 07/09/25		4,200	4,303,687
Times China Holdings Ltd.
6.75%, 07/08/25		1,200	1,259,250
5.75%, 01/14/27		2,230	2,151,950
Wynn Macau Ltd.(a)
4.88%, 10/01/24		811	821,391
5.13%, 12/15/29		551	562,020
Yuzhou Group Holdings Co. Ltd.
6.00%, 01/25/22		200	192,499
6.00%, 10/25/23		200	177,400
8.30%, 05/27/25		200	173,500
7.38%, 01/13/26		4,700	3,995,000
6.35%, 01/13/27		1,133	942,656
Zhenro Properties Group Ltd.
8.35%, 03/10/24		1,500	1,543,125
7.88%, 04/14/24		1,200	1,209,000
6.63%, 01/07/26		885	820,838

			52,068,473

Chile — 0.3%
Celulosa Arauco y Constitucion SA, 4.20%, 01/29/30		1,760	1,896,950
Embotelladora Andina SA, 3.95%, 01/21/50(a)		150	158,203
GNL Quintero SA, 4.63%, 07/31/29		200	217,900
Kenbourne Invest SA, 6.88%, 11/26/24(a)		1,927	2,049,846
VTR Comunicaciones SpA(a)
5.13%, 01/15/28		1,627	1,697,978
4.38%, 04/15/29		1,285	1,290,140

			7,311,017

China — 1.4%
21Vianet Group, Inc., 7.88%, 10/15/21		1,200	1,221,000
Central China Real Estate Ltd., 7.25%, 08/13/24		1,200	1,036,875
China Aoyuan Group Ltd., 6.35%, 02/08/24		1,200	1,202,625
China Evergrande Group
9.50%, 04/11/22		550	528,344
11.50%, 01/22/23		750	705,469
China SCE Group Holdings Ltd., 7.25%, 04/19/23		1,200	1,234,875
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/25		1,500	1,594,219
Easy Tactic Ltd.
9.13%, 07/28/22		1,750	1,743,984
12.38%, 11/18/22		1,750	1,810,703
Fortune Star BVI Ltd.
6.85%, 07/02/24		1,500	1,582,031
5.05%, 01/27/27		2,800	2,807,840
Kaisa Group Holdings Ltd., 9.38%, 06/30/24		3,000	2,883,750
KWG Group Holdings Ltd., 7.88%, 09/01/23		1,500	1,546,875
New Metro Global Ltd., 6.50%, 05/20/22		5,000	5,135,938
RKPF Overseas Ltd.
Series 2019-A, 6.00%, 09/04/25		1,500	1,555,781
Series 2020-A, 5.20%, 01/12/26		1,300	1,314,219
Scenery Journey Ltd.
11.50%, 10/24/22		500	457,188
12.00%, 10/24/23		600	528,750
Seazen Group Ltd., 6.00%, 08/12/24		1,500	1,582,500
Wanda Group Overseas Ltd., 7.50%, 07/24/22		1,500	1,340,156

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
Wanda Properties Overseas Ltd.
6.95%, 12/05/22	USD	750	$743,906
6.88%, 07/23/23		750	730,078

			33,287,106

Colombia — 0.5%
Ecopetrol SA
5.38%, 06/26/26		85	94,999
5.88%, 05/28/45		2,478	2,623,459
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)		2,624	2,633,840
Geopark Ltd., 6.50%, 09/21/24(a)		2,610	2,705,428
Grupo Aval Ltd., 4.38%, 02/04/30(a)		1,400	1,408,313
Millicom International Cellular SA, 5.13%, 01/15/28		2,117	2,223,301
SURA Asset Management SA, 4.88%, 04/17/24(a)		100	108,531

			11,797,871

Cyprus — 0.0%
MHP SE, 7.75%, 05/10/24(a)		423	452,213

Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)		2,672	2,769,695

France(a) — 0.3%
Altice France SA
7.38%, 05/01/26		2,151	2,237,255
5.50%, 01/15/28		1,761	1,804,567
Loxam SAS, 4.50%, 04/15/27	EUR	2,500	2,785,866

			6,827,688

Germany — 0.2%
Douglas GmbH, 6.00%, 04/08/26(a)(c)		1,517	1,741,538
Kirk Beauty SUN GmbH, 8.25%, 10/01/26(a)(c)(k)		750	835,734
KME SE, 6.75%, 02/01/23		2,500	2,485,039

			5,062,311

Guatemala(a) — 0.2%
Banco Industrial SA, (5 year CMT + 4.44%), 4.88%, 01/29/31(b)	USD	1,665	1,707,666
Central American Bottling Corp., 5.75%, 01/31/27		2,008	2,125,970
Energuate Trust, 5.88%, 05/03/27		1,904	2,008,910

			5,842,546

Hong Kong — 0.1%
Yango Justice International Ltd.
10.00%, 02/12/23		1,200	1,231,875
7.50%, 04/15/24		2,000	1,950,000

			3,181,875

India — 1.0%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)		1,000	1,006,563
Delhi International Airport Ltd.
6.13%, 10/31/26		2,000	2,039,375
6.45%, 06/04/29		600	606,750
GMR Hyderabad International Airport Ltd.
5.38%, 04/10/24		2,000	2,055,000
4.25%, 10/27/27		600	572,063
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		2,000	2,092,500
Manappuram Finance Ltd., 5.90%, 01/13/23		1,200	1,240,875
Muthoot Finance Ltd.
6.13%, 10/31/22(a)		2,294	2,377,157
4.40%, 09/02/23		1,500	1,521,563

Security		Par (000)	Value

India (continued)
ReNew Power Pvt Ltd., 5.88%, 03/05/27	USD	3,800	$4,031,562
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/23 .		5,000	5,079,687
Vedanta Resources Finance II PLC, 13.88%, 01/21/24		800	863,250

			23,486,345

Indonesia — 0.3%
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26		4,000	4,253,750
Pertamina Persero PT, 3.65%, 07/30/29		1,748	1,828,845
Theta Capital Pte Ltd., 8.13%, 01/22/25		1,800	1,838,813

			7,921,408

Ireland — 0.1%
C&W Senior Financing DAC, 6.88%, 09/15/27		1,294	1,379,728

Israel(a) — 0.2%
Energean Israel Finance Ltd.
4.50%, 03/30/24		57	57,422
4.88%, 03/30/26		1,140	1,149,120
Leviathan Bond Ltd., 5.75%, 06/30/23		3,510	3,675,488

			4,882,030

Italy — 0.2%
Forno d’Asolo SpA, (3 mo. Euribor + 5.50%), 5.50%, 04/30/27(a)(b)	EUR	3,040	3,565,044

Japan — 0.0%
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/50	USD	744	710,591

Luxembourg — 0.9%
Altice Financing SA(a)
7.50%, 05/15/26		1,251	1,307,295
5.00%, 01/15/28		1,913	1,888,963
Altice France Holding SA, 4.00%, 02/15/28	EUR	2,500	2,755,845
Atento Luxco 1 SA, 8.00%, 02/10/26(a)	USD	415	435,491
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., 6.13%, 04/01/29(a)		183	184,601
FEL Energy VI Sarl, 5.75%, 12/01/40		1,257	1,282,140
Garfunkelux Holdco 3 SA(a)
6.75%, 11/01/25	EUR	2,286	2,770,567
7.75%, 11/01/25	GBP	3,885	5,534,047
Kenbourne Invest SA, 4.70%, 01/22/28(a)	USD	540	550,800
MHP Lux SA, 6.25%, 09/19/29		2,205	2,185,706
Millicom International Cellular SA(a)
5.13%, 01/15/28		180	189,056
4.50%, 04/27/31		1,616	1,680,640
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(a)		80	81,800
Simpar Europe SA, 5.20%, 01/26/31(a)		1,330	1,302,569

			22,149,520

Macau — 0.4%
Champion Path Holdings Ltd.
4.50%, 01/27/26		551	572,868
4.85%, 01/27/28		390	407,374
MGM China Holdings Ltd., 5.88%, 05/15/26		5,000	5,234,375
Wynn Macau Ltd., 5.50%, 01/15/26		4,000	4,160,000

			10,374,617

Mauritius — 0.3%
HTA Group Ltd., 7.00%, 12/18/25(a)		1,869	1,978,804

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mauritius (continued)
India Green Energy Holdings, 5.38%, 04/29/24(a)	USD	1,530	$1,589,287
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(b)(l)		2,450	2,587,047

			6,155,138

Mexico — 1.2%
Alfa SAB de CV, 6.88%, 03/25/44		200	246,875
Alpek SAB de CV, 3.25%, 02/25/31(a)		200	197,050
Axtel SAB de CV, 6.38%, 11/14/24(a)		1,271	1,327,003
Cemex SAB de CV
5.45%, 11/19/29		1,715	1,865,920
3.88%, 07/11/31(a)		700	683,550
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)		1,200	1,395,000
Cydsa SAB de CV, 6.25%, 10/04/27(a)		2,020	2,115,950
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(a)(b)(l)		1,200	1,269,000
Grupo KUO SAB de CV, 5.75%, 07/07/27(a)		1,200	1,258,875
Infraestructura Energetica Nova SAB de CV, 4.75%, 01/15/51(a)		200	197,000
Mexico City Airport Trust
4.25%, 10/31/26(a)		200	211,063
5.50%, 07/31/47		1,257	1,238,522
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(a)		2,881	2,910,350
Orbia Advance Corp. SAB de C.V., 6.75%, 09/19/42(a)		200	254,687
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48(a)		1,000	1,131,250
Petroleos Mexicanos
6.88%, 08/04/26		2,533	2,702,306
6.84%, 01/23/30		98	99,093
5.95%, 01/28/31		1,397	1,334,135
5.63%, 01/23/46		1,447	1,150,148
6.35%, 02/12/48		1,362	1,121,947
7.69%, 01/23/50		2,910	2,688,840
6.95%, 01/28/60		2,317	1,978,139
Trust Fibra Uno, 5.25%, 01/30/26(a)		1,015	1,117,769

			28,494,472

MultiNational — 0.0%
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)		200	202,250

Netherlands — 0.6%
Alcoa Nederland Holding BV(a)
6.75%, 09/30/24		277	286,280
6.13%, 05/15/28		200	217,840
Embraer Netherlands Finance BV, 6.95%, 01/17/28(a) .		1,049	1,148,970
Equate Petrochemical BV, 4.25%, 11/03/26(a)		2,470	2,690,756
Petrobras Global Finance BV, 4.38%, 05/20/23		90	94,253
Stars Group Holdings BV/Stars Group US Co- Borrower LLC, 7.00%, 07/15/26(a)		207	216,315
United Group BV, 3.63%, 02/15/28	EUR	2,500	2,840,807
VEON Holdings BV, 4.00%, 04/09/25(a)	USD	2,085	2,150,677
Vivo Energy Investments BV, 5.13%, 09/24/27(a)		910	971,425
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)		589	614,032

Security		Par (000)	Value

Netherlands (continued)
Ziggo BV(a)
5.50%, 01/15/27	USD	795	$827,794
4.88%, 01/15/30		1,074	1,097,773

			13,156,922

Panama — 0.1%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)		2,019	2,088,958
Banistmo SA, 3.65%, 09/19/22		1,000	1,020,000

			3,108,958

Peru — 0.3%
Inkia Energy Ltd., 5.88%, 11/09/27		2,588	2,717,400
InRetail Consumer, 3.25%, 03/22/28(a)		860	858,719
Kallpa Generacion SA, 4.88%, 05/24/26		200	218,125
Nexa Resources SA, 5.38%, 05/04/27(a)		2,002	2,172,670

			5,966,914

Saudi Arabia — 0.2%
Arabian Centres Sukuk Ltd., 5.63%, 10/07/26		2,275	2,275,000
Saudi Arabian Oil Co.
3.50%, 04/16/29		200	212,625
2.25%, 11/24/30(a)		3,380	3,243,279

			5,730,904

Singapore — 0.3%
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(a)		1,767	1,793,505
LMIRT Capital Pte Ltd., 7.25%, 06/19/24		2,000	2,041,875
Puma International Financing SA
5.13%, 10/06/24(a)		1,200	1,199,625
5.00%, 01/24/26		2,101	2,066,202

			7,101,207

South Africa — 0.2%
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(a)		1,200	1,300,875
Sasol Financing USA LLC, 6.50%, 09/27/28		2,456	2,641,428

			3,942,303

United Arab Emirates — 0.2%
DP World Salaam, (5 year CMT + 5.75%), 6.00%(b)(l) .		1,772	1,907,115
MAF Sukuk Ltd., 4.64%, 05/14/29		2,085	2,309,789

			4,216,904

United Kingdom — 0.5%
International Game Technology PLC, 6.25%, 01/15/27(a)		820	908,515
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(a)		1,652	1,738,730
Royalty Pharma PLC, 3.55%, 09/02/50(a)		603	574,629
Vedanta Resources Finance II PLC
8.00%, 04/23/23		300	273,858
8.95%, 03/11/25(a)		2,300	2,197,650
Vedanta Resources Ltd., 6.38%, 07/30/22		1,700	1,615,000
Virgin Media Finance PLC, 5.00%, 07/15/30(a)		1,415	1,413,231
Virgin Media Secured Finance PLC(a)
5.50%, 08/15/26		400	415,042
4.50%, 08/15/30		1,023	1,031,951

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31(a)	USD	1,120	$1,088,752
Vodafone Group PLC, 4.25%, 09/17/50		527	580,582

			11,837,940

United States — 11.6%
7-Eleven, Inc., 2.80%, 02/10/51(a)		634	567,827
AbbVie, Inc., 4.25%, 11/21/49		421	476,377
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(a)		243	252,166
ADT Security Corp., 4.88%, 07/15/32(a)		607	616,864
AECOM, 5.13%, 03/15/27		206	224,154
Affinity Gaming, 6.88%, 12/15/27(a)		1,000	1,053,750
Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC(a)
3.50%, 03/15/29		4,532	4,312,832
4.88%, 02/15/30		3,801	3,907,428
Allegiant Travel Co., 8.50%, 02/05/24(a)		5,000	5,400,000
Altria Group, Inc.
3.40%, 02/04/41		767	711,648
3.70%, 02/04/51		626	570,319
Amazon.com, Inc., 2.50%, 06/03/50		640	572,442
American Builders & Contractors Supply Co., Inc.(a)
5.88%, 05/15/26		125	129,085
4.00%, 01/15/28		146	146,000
American Tower Corp.
3.10%, 06/15/50		772	709,676
2.95%, 01/15/51		648	572,875
AMN Healthcare, Inc., 4.00%, 04/15/29(a)		224	222,880
Anheuser-Busch InBev Worldwide, Inc., 4.50%, 06/01/50		927	1,051,790
Anthem, Inc., 3.13%, 05/15/50		742	708,050
Apple, Inc., 2.65%, 02/08/51		628	573,855
Aramark Services, Inc.
4.75%, 06/01/26		958	984,824
5.00%, 02/01/28(a)		1,871	1,941,630
Arconic Corp.(a)
6.00%, 05/15/25		146	157,357
6.13%, 02/15/28		124	132,060
Ardagh Packaging Finance PLC/Ardagh Holdings
USA, Inc., 5.25%, 04/30/25(a)		444	466,637
AT&T, Inc., 3.30%, 02/01/52		634	571,010
Avaya, Inc., 6.13%, 09/15/28(a)		65	69,002
Azul Investments LLP, 5.88%, 10/26/24		2,955	2,588,019
B&G Foods Inc., 5.25%, 04/01/25		144	147,960
B&G Foods, Inc., 5.25%, 09/15/27		183	190,433
Ball Corp., 2.88%, 08/15/30		508	489,331
Bank of America Corp.(b)
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51		632	701,714
(SOFR + 1.65%), 3.48%, 03/13/52		555	565,538
BAT Capital Corp., 3.98%, 09/25/50		1,376	1,289,544
Bausch Health Americas, Inc., 9.25%, 04/01/26(a)		587	650,396
Bausch Health Cos., Inc.(a)
9.00%, 12/15/25		593	644,277
5.75%, 08/15/27		197	212,021
Berry Global, Inc., 4.88%, 07/15/26(a)		497	525,903
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(a)		398	428,933
Bristow Group, Inc., 6.88%, 03/01/28(a)		1,204	1,200,099
Broadcom, Inc., 3.75%, 02/15/51(a)		1,328	1,269,855
Buckeye Partners LP, 4.15%, 07/01/23		104	106,730
Builders FirstSource, Inc., 6.75%, 06/01/27(a)		151	162,514

Security		Par (000)	Value

United States (continued)
Caesars Entertainment, Inc., 6.25%, 07/01/25(a)	USD	5,147	$5,486,779
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(a)		1,362	1,437,319
California Resources Corp., 7.13%, 02/01/26(a)		583	593,325
Calpine Corp.(a)
4.50%, 02/15/28		4,391	4,427,884
5.13%, 03/15/28		880	884,092
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.75%, 02/15/26		535	551,986
4.75%, 03/01/30		1,208	1,251,790
CDK Global, Inc.
5.88%, 06/15/26		128	132,160
5.25%, 05/15/29(a)		164	175,942
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(a)		627	659,943
Centene Corp., 4.63%, 12/15/29		1,390	1,504,404
Centennial Resource Production LLC, 5.38%, 01/15/26(a)		150	132,000
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)		104	107,120
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41		601	569,978
3.70%, 04/01/51		764	714,573
Cheniere Energy Partners LP
5.63%, 10/01/26		3,740	3,910,918
4.50%, 10/01/29		588	609,768
Cheniere Energy, Inc., 4.63%, 10/15/28(a)		1,273	1,322,061
Chesapeake Energy Corp.(a)
5.50%, 02/01/26		1,373	1,429,149
5.88%, 02/01/29		251	266,060
Churchill Downs, Inc., 4.75%, 01/15/28(a)		104	107,560
Cinemark Holdings Inc., 4.50%, 08/15/25(a)		4,035	6,723,319
Citgo Holding, Inc., 9.25%, 08/01/24(a)		1,275	1,265,437
Citigroup, Inc., (SOFR + 4.55%), 5.32%, 03/26/41(b)		442	569,066
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26(a)		207	219,842
Clean Harbors, Inc., 4.88%, 07/15/27(a)		113	119,215
CNX Resources Corp., 7.25%, 03/14/27(a)		587	630,503
Colfax Corp., 6.00%, 02/15/24(a)		96	98,976
Compass Minerals International, Inc., 6.75%, 12/01/27(a)		104	111,280
Continental Resources, Inc., 4.38%, 01/15/28		824	866,436
Crown Castle International Corp., 3.25%, 01/15/51		509	468,521
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		990	1,010,018
CSC Holdings LLC(a)
5.50%, 05/15/26		1,929	1,988,799
5.75%, 01/15/30		2,162	2,277,116
4.63%, 12/01/30		800	786,892
CVS Health Corp., 5.05%, 03/25/48		390	478,780
DAE Funding LLC, 3.38%, 03/20/28(a)		1,960	1,940,400
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		80	84,100
Dave & Buster’s, Inc., 7.63%, 11/01/25(a)		308	329,175
DaVita, Inc., 4.63%, 06/01/30(a)		655	667,353
DCP Midstream Operating LP
5.38%, 07/15/25		231	250,317
5.13%, 05/15/29		305	324,352
Dell International LLC/EMC Corp., 8.35%, 07/15/46(a)		378	575,087

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
DISH DBS Corp., 7.75%, 07/01/26	USD	2,446	$2,699,736
Easy Tactic Ltd., 8.13%, 02/27/23		300	286,500
Elanco Animal Health, Inc., 5.90%, 08/28/28		294	333,323
Encompass Health Corp., 4.50%, 02/01/28		335	343,080
Endeavor Energy Resources LP/EER Finance, Inc.(a)
6.63%, 07/15/25		812	867,817
5.75%, 01/30/28		1,346	1,421,807
Energizer Holdings, Inc., 4.38%, 03/31/29(a)		379	380,327
Energy Transfer Operating LP, 5.00%, 05/15/50		557	576,074
Enterprise Products Operating LLC, 3.20%, 02/15/52 .		1,411	1,287,103
EQT Corp., 3.00%, 10/01/22		30	30,496
Equinix, Inc., 2.95%, 09/15/51		659	580,158
ESH Hospitality, Inc., 4.63%, 10/01/27(a)		624	659,967
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)		3,917	4,093,755
Ford Motor Co.
8.50%, 04/21/23		843	939,945
9.00%, 04/22/25		1,530	1,853,006
9.63%, 04/22/30		438	611,247
Ford Motor Credit Co. LLC
3.09%, 01/09/23		1,729	1,757,062
4.13%, 08/17/27		2,468	2,548,210
5.11%, 05/03/29		2,965	3,182,779
Forestar Group, Inc., 5.00%, 03/01/28(a)		5,651	5,864,664
Freeport-McMoRan, Inc.
5.00%, 09/01/27		341	362,347
4.63%, 08/01/30		485	527,789
Fresh Market, Inc., 9.75%, 05/01/23(a)		3,000	3,086,250
Frontier Communications Corp.
10.50%, 09/15/22		763	521,701
5.88%, 10/15/27(a)		828	877,680
6.75%, 05/01/29(a)		171	180,354
Full House Resorts, Inc., 8.25%, 02/15/28(a)		230	245,019
General Electric Co., 4.35%, 05/01/50		946	1,050,008
General Motors Co., 5.95%, 04/01/49		820	1,040,512
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27		455	460,697
Gilead Sciences, Inc., 2.80%, 10/01/50		641	569,711
Gray Television, Inc., 7.00%, 05/15/27(a)		396	430,650
Greenland Global Investment Ltd., 5.60%, 11/13/22		1,500	1,332,187
Hanesbrands, Inc., 4.63%, 05/15/24(a)		260	275,835
Harsco Corp., 5.75%, 07/31/27(a)		358	366,503
HCA, Inc., 3.50%, 09/01/30		1,056	1,064,944
Herc Holdings, Inc., 5.50%, 07/15/27(a)		249	264,986
Hess Corp., 5.60%, 02/15/41		499	575,645
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30		395	419,016
3.63%, 02/15/32(a)		3,977	3,860,076
Hologic, Inc., 3.25%, 02/15/29(a)		196	193,550
Howard Hughes Corp.(a)
5.38%, 08/01/28		485	509,856
4.13%, 02/01/29		1,002	979,675
4.38%, 02/01/31		1,102	1,079,271
Howmet Aerospace, Inc., 6.88%, 05/01/25		3,771	4,369,646
iHeartCommunications, Inc.
6.38%, 05/01/26		1,050	1,114,051
4.75%, 01/15/28(a)		645	649,837
International Business Machines Corp., 4.25%, 05/15/49		499	574,412
IQVIA, Inc.(a)
5.00%, 10/15/26		200	207,750

Security		Par (000)	Value

United States (continued)
IQVIA, Inc.(a) (continued)
5.00%, 05/15/27	USD	202	$213,271
IRB Holding Corp., 7.00%, 06/15/25(a)		541	582,359
Iron Mountain, Inc.(a)
4.88%, 09/15/27		483	494,169
5.25%, 03/15/28		398	413,423
5.25%, 07/15/30		1,948	2,009,946
Jaguar Holding Co. II/PPD Development LP(a)
4.63%, 06/15/25		104	108,503
5.00%, 06/15/28		146	152,059
JBS Investments II GmbH, 5.75%, 01/15/28(a)		264	278,520
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(a)		1,916	2,093,230
JPMorgan Chase & Co., (SOFR + 2.44%), 3.11%, 04/22/51(b)		585	572,927
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)		415	424,773
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)		295	309,381
Kinder Morgan, Inc., 3.60%, 02/15/51		1,372	1,278,367
Kraft Heinz Foods Co.
3.88%, 05/15/27		487	530,389
3.75%, 04/01/30		362	384,208
5.00%, 07/15/35		362	416,644
Kroger Co., 3.95%, 01/15/50		652	704,522
Lamar Media Corp., 4.00%, 02/15/30		169	168,530
Lamb Weston Holdings, Inc.(a)
4.63%, 11/01/24		134	139,054
4.88%, 11/01/26		172	177,891
4.88%, 05/15/28		104	112,299
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26(a)		122	124,135
Level 3 Financing, Inc.
5.25%, 03/15/26		307	316,210
3.63%, 01/15/29(a)		331	320,656
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)(c)		425	425,047
Lowe’s Cos., Inc., 3.00%, 10/15/50		760	708,866
Lumen Technologies, Inc.(a)
5.13%, 12/15/26		1,275	1,343,059
4.00%, 02/15/27		373	380,993
LYB International Finance III LLC, 3.63%, 04/01/51		482	474,810
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(a)		104	110,461
Masonite International Corp., 5.38%, 02/01/28(a)		104	110,370
MasTec, Inc., 4.50%, 08/15/28(a)		124	128,650
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.63%, 06/15/25(a)		4,189	4,418,138
5.75%, 02/01/27		229	252,458
MGM Resorts International
6.75%, 05/01/25		292	314,608
5.50%, 04/15/27		1,728	1,857,600
Molina Healthcare, Inc.(a)
4.38%, 06/15/28		165	169,778
3.88%, 11/15/30		370	380,638
Morgan Stanley, (SOFR + 1.43%), 2.80%, 01/25/52(b)		769	707,839
Motorola Solutions, Inc., 5.50%, 09/01/44		475	575,894
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29		440	462,893
MSCI, Inc.(a)
4.75%, 08/01/26		185	191,660
3.88%, 02/15/31		417	425,861

10

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Nationstar Mortgage Holdings, Inc.,
5.13%, 12/15/30(a)	USD	453	$446,771
New Home Co., Inc., 7.25%, 10/15/25(a)		661	684,274
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(a)		571	598,477
NextEra Energy Operating Partners LP(a)
4.25%, 09/15/24		18	18,990
4.50%, 09/15/27		214	231,388
NRG Energy, Inc.
7.25%, 05/15/26		398	413,920
5.25%, 06/15/29(a)		287	307,090
Oracle Corp., 3.95%, 03/25/51		552	569,037
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)
5.00%, 08/15/27		411	415,110
4.63%, 03/15/30		405	389,813
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co. Issuer, 7.50%, 06/01/25(a)		418	456,855
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 5.88%, 10/01/28(a)		395	418,799
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 02/15/28(a)		1,275	1,349,906
Peninsula Pacific Entertainment LLC/Peninsula
Pacific Entertainment Finance, Inc., 8.50%,
11/15/27(a)		4,935	5,305,125
PennyMac Financial Services, Inc., 5.38%,
10/15/25(a)		417	432,241
Pilgrim’s Pride Corp., 5.88%, 09/30/27(a)		175	187,548
Pitney Bowes, Inc.(a)
6.88%, 03/15/27		525	520,406
7.25%, 03/15/29		390	385,675
Playtika Holding Corp., 4.25%, 03/15/29(a)		575	566,490
Post Holdings, Inc., 4.63%, 04/15/30(a)		1,539	1,542,847
Prime Security Services Borrower LLC/Prime
Finance, Inc.(a)
3.38%, 08/31/27		305	295,850
6.25%, 01/15/28		1,796	1,869,618
Quicken Loans LLC/Quicken Loans Co.Issuer, Inc.,
3.88%, 03/01/31(a)		4,533	4,363,012
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(a)		186	188,093
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)		331	338,029
Sally Holdings LLC/Sally Capital, Inc., 5.63%,
12/01/25		541	557,906
Sasol Financing USA LLC
4.38%, 09/18/26		850	867,127
5.50%, 03/18/31		1,590	1,558,200
Scenery Journey Ltd., 13.00%, 11/06/22		650	605,719
Scientific Games International, Inc., 5.00%,
10/15/25(a)		1,037	1,074,021
Select Medical Corp., 6.25%, 08/15/26(a)		254	269,941
Service Properties Trust
4.50%, 06/15/23		2,122	2,155,655
4.35%, 10/01/24		663	659,113
7.50%, 09/15/25		660	750,039
5.50%, 12/15/27		360	380,784
Sirius XM Radio, Inc.(a)
4.63%, 07/15/24		608	626,301
5.38%, 07/15/26		405	418,163
5.50%, 07/01/29		3,689	3,988,731

Security		Par (000)	Value

United States (continued)
Sirius XM Radio, Inc.(a) (continued)
4.13%, 07/01/30	USD	608	$608,699
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(a)		150	162,188
Specialty Building Products Holdings LLC/SBP
Finance Corp., 6.38%, 09/30/26(a)		496	512,120
Sprint Corp., 7.63%, 03/01/26		452	553,564
Standard Industries, Inc.(a)
5.00%, 02/15/27		362	377,385
4.38%, 07/15/30		467	471,203
Steel Dynamics, Inc., 3.25%, 10/15/50		611	570,162
Summit Materials LLC/Summit Materials Finance
Corp., 5.25%, 01/15/29(a)		235	245,281
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26		4,785	4,915,583
4.50%, 05/15/29(a)		474	472,222
Talen Energy Supply LLC, 7.25%, 05/15/27(a)		3,902	3,989,249
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
5.88%, 04/15/26		5,780	6,050,937
5.50%, 03/01/30		1,490	1,564,500
4.00%, 01/15/32(a)		2,927	2,752,902
Taylor Morrison Communities, Inc., 5.88%,
06/15/27(a)		3,655	4,038,775
TEGNA, Inc.
4.75%, 03/15/26(a)		115	122,044
4.63%, 03/15/28		833	847,577
Teleflex, Inc., 4.25%, 06/01/28(a)		209	216,576
Tempur Sealy International, Inc., 5.50%, 06/15/26		96	99,480
Tenet Healthcare Corp.(a)
7.50%, 04/01/25		275	296,909
4.63%, 06/15/28		376	385,392
Terex Corp., 5.63%, 02/01/25(a)		142	145,994
T-Mobile USA, Inc.
4.75%, 02/01/28		595	632,644
4.50%, 04/15/50(a)		644	723,141
3.30%, 02/15/51(a)		619	578,499
TransDigm, Inc.
6.25%, 03/15/26(a)		1,730	1,834,146
6.38%, 06/15/26		1,303	1,346,976
Travel & Leisure Co., 6.63%, 07/31/26(a)		879	997,973
TreeHouse Foods, Inc., 4.00%, 09/01/28		167	168,181
U.S. Foods, Inc., 6.25%, 04/15/25(a)		207	221,904
Under Armour, Inc., 3.25%, 06/15/26		124	124,074
United Airlines Pass-Through Trust, Series 2020-1,
Class A, 5.88%, 10/15/27		5,335	5,914,696
United Rentals North America, Inc.
5.88%, 09/15/26		396	414,315
3.88%, 02/15/31		2,087	2,097,435
United Shore Financial Services LLC, 5.50%, 11/15/25(a)		4,698	4,897,665
UnitedHealth Group, Inc.
2.90%, 05/15/50		745	713,423
3.13%, 05/15/60		591	580,178
Vail Resorts, Inc., 6.25%, 05/15/25(a)		124	132,215
Valvoline, Inc., 4.25%, 02/15/30(a)		124	126,480
VeriSign, Inc., 4.75%, 07/15/27		115	122,044
Verizon Communications, Inc.
2.88%, 11/20/50		775	688,806
3.55%, 03/22/51		902	900,734
ViacomCBS, Inc., 4.95%, 05/19/50		486	569,668
ViaSat, Inc., 5.63%, 04/15/27(a)		198	207,685

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
VICI Properties LP/VICI Note Co., Inc.(a)
3.50%, 02/15/25	USD	296	$301,365
4.25%, 12/01/26		3,926	4,016,632
Vistra Operations Co. LLC(a)
5.50%, 09/01/26		326	337,818
5.63%, 02/15/27		421	437,579
5.00%, 07/31/27		3,809	3,923,346
William Carter Co.(a)
5.50%, 05/15/25		80	85,324
5.63%, 03/15/27		104	109,850
Williams Scotsman International, Inc., 4.63%, 08/15/28(a)		129	131,419
WMG Acquisition Corp., 3.88%, 07/15/30(a)		110	111,061
WPX Energy, Inc.
5.25%, 10/15/27		211	224,825
4.50%, 01/15/30		1,284	1,382,598
Wyndham Hotels & Resorts, Inc.(a)
5.38%, 04/15/26		193	197,343
4.38%, 08/15/28		787	796,050
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)		1,411	1,477,500
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(a)
7.75%, 04/15/25		808	875,941
5.13%, 10/01/29		1,367	1,399,124
XHR LP, 6.38%, 08/15/25(a)		1,368	1,444,950
XPO Logistics, Inc., 6.75%, 08/15/24(a)		314	329,308
Yum! Brands, Inc.(a)
7.75%, 04/01/25		237	259,219
4.75%, 01/15/30		504	532,879
Zayo Group Holdings, Inc., 4.00%, 03/01/27(a)		310	304,575

			277,885,097

Total Corporate Bonds — 25.5% (Cost: $605,499,698)			609,663,957

Floating Rate Loan Interests

Chile(b)(d) — 0.3%
Latam Airlines Group SA
Term Loan 2015-1A, (3 mo. LIBOR + 3.20%), 4.70%, 08/30/29		7,171	7,207,253
Term Loan 2015-1B, (3 mo. LIBOR + 3.20%), 4.70%, 08/30/25		1,223	1,229,241

			8,436,494

Germany — 0.5%
HSE24 Trading GmbH, EUR Term Loan, (3 mo. LIBOR + 6.50%), 6.50%, 12/31/25(b)(d)	EUR	9,755	11,368,852

Luxembourg(b) — 0.2%
Pronovias SL
EUR Term Loan B1, (3 mo. LIBOR + 0.45%), 4.50%, 10/02/24		1,473	1,206,238
EUR Term Loan B3, (3 mo. LIBOR + 0.45%), 4.50%, 10/02/24		3,720	3,045,256

			4,251,494

United States — 3.3%
Applecaramel Buyer LLC, Term Loan B, (6 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27(b)	USD	4,318	4,307,382

Security		Par (000)	Value

United States (continued)
Applied Systems, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 09/19/24(b)	USD	154	$153,307
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.45%, 02/11/26(b)		1,346	1,347,117
Avantor Funding, Inc., 2020 Incremental Term Loan B4, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/06/27(b)		2,913	2,911,244
Avaya, Inc.(b)
2020 Term Loan B, (1 mo. LIBOR + 0.11%, 4.25% Floor), 4.36%, 12/15/27		257	256,779
2021 Term Loan B2, 12/15/27(n)		170	169,879
City Brewing Company LLC, 03/30/28(d)(n)		3,145	3,129,275
Cypher Bidco, 03/01/28(b)(n)	EUR	1,828	1,950,411
Dun & Bradstreet Corp., Term Loan, 02/06/26(b)(n)	USD	258	256,044
ECL Entertainment, LLC, Term Loan, 03/31/28(b)(d)(n)		3,661	3,661,000
Flexera Software LLC, 2020 Term Loan B, 01/26/28(b)(n)		258	257,793
Foundation Building Materials Holding Company LLC(b)
2021 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		464	459,114
2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		802	793,885
Galaxy Universal LLC, Term Loan, 12/29/26(b)(n)		7,500	7,425,000
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.75%), 2.88%, 07/02/25(b)		420	417,343
Granite Acquisition Inc., 2021 Term Loan B, 03/31/28(b)(n)		1,439	1,433,604
Informatica LLC, 2020 USD Term Loan B, 02/25/27(b)(n)		685	665,127
IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27(b)		5,388	5,376,665
LBM Acquisition LLC(b)
Delayed Draw Term Loan, 12/18/27(n)		192	191,313
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		865	860,910
Leslie’s Poolmart, Inc., 2021 Term Loan B, (1 mo. LIBOR + 0.5%, 2.75% Floor), 3.25%, 03/04/28(b)		4,013	3,986,233
LogMeIn, Inc., Term Loan B, (1 mo. LIBOR + 0.1%, 4.75% Floor), 4.85%, 08/31/27(b)		876	873,091
McAfee LLC, 2018 USD Term Loan B, 09/30/24(b)(n)		257	257,203
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27(b)		873	875,544
Park River Holdings, Inc., Term Loan, (1 mo. LIBOR + 3.25%), 4.00%, 12/28/27(b)		2,659	2,640,733
Peraton Holding Corp.(b)(n)
2nd Lien Term Loan B1, 02/23/29(d)		159	161,385
Delayed Draw Term Loan B, 02/01/28		357	356,916
Term Loan B, 02/01/28		203	202,804
Playtika Holding Corp., 2021 Term Loan, 03/11/28(b)(n)		6,612	6,570,675
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 03/03/28(b)(n)		933	928,727
RealPage, Inc, Term Loan, 02/17/28(b)(n)		604	600,895
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.36%, 03/06/25(b)		2,920	2,899,648
Shearer’s Foods, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/23/27(b)		2,913	2,904,952
Signal Parent, Inc, Term Loan B, 03/25/28(b)(d)(n)		3,940	3,910,450

12

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Surf Holdings, LLC, USD Term Loan, 03/05/27(b)(n)	USD	529	$523,032
The Enterprise Development Authority, Term Loan B, 02/18/28(b)(d)(n)		6,044	6,059,110
Triton Water Holdings, Inc, Term Loan, 03/18/28(b)(n)		4,132	4,112,621
Ultimate Software Group, Inc., 2021 Incremental Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 05/03/26(b)		412	411,968
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 02/28/27(b)		257	256,172
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.86%, 04/29/23(b)		258	257,572
Woof Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/21/27(b)		2,920	2,905,400

			77,718,323

Total Floating Rate Loan Interests — 4.3% (Cost: $102,276,463)			101,775,163

Foreign Agency Obligations

Bahrain — 0.2%
Bahrain Government International Bond
7.00%, 01/26/26		620	713,000
4.25%, 01/25/28(a)		200	198,383
6.75%, 09/20/29		1,750	1,902,031
5.63%, 09/30/31(a)		1,183	1,167,473
5.25%, 01/25/33(a)		825	783,750
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25		649	750,204

			5,514,841

Brazil — 0.0%
Brazilian Government International Bond, 4.63%, 01/13/28		251	265,432

Chile — 0.0%
Chile Government International Bond, 2.45%, 01/31/31		283	284,680

Colombia — 0.6%
Colombia Government International Bond
3.88%, 04/25/27		5,433	5,808,217
3.00%, 01/30/30		2,281	2,228,965
3.13%, 04/15/31		2,372	2,321,595
4.13%, 05/15/51		2,198	2,090,847
3.88%, 02/15/61		1,254	1,120,762

			13,570,386

Dominican Republic — 0.5%
Dominican Republic International Bond
5.95%, 01/25/27	1,381		1,548,446
6.00%, 07/19/28	700		785,719
4.50%, 01/30/30(a)	4,057		4,076,017
4.88%, 09/23/32(a)	2,733		2,760,330
6.50%, 02/15/48(a)	779		825,253
6.40%, 06/05/49	1,620		1,696,444

			11,692,209

Egypt — 0.7%
Egypt Government International Bond
5.58%, 02/21/23(a)	1,000		1,040,938
5.75%, 05/29/24(a)	1,844		1,932,166
5.88%, 06/11/25	2,054		2,164,403
7.60%, 03/01/29	3,051		3,241,687

Security		Par (000)	Value

Egypt (continued)
Egypt Government International Bond (continued)
5.88%, 02/16/31(a)	USD	520	$486,200
6.38%, 04/11/31(a)	EUR	1,987	2,391,321
8.50%, 01/31/47(a)	USD	2,118	2,100,791
7.90%, 02/21/48		1,015	953,148
7.50%, 02/16/61(a)		1,906	1,717,783

			16,028,437

Ghana — 0.1%
Ghana Government International Bond, 8.63%, 04/07/34(a)		2,280	2,239,188

Indonesia — 0.3%
Indonesia Government International Bond
3.50%, 01/11/28		1,000	1,072,188
4.10%, 04/24/28		1,668	1,844,704
3.40%, 09/18/29		2,212	2,340,572
5.35%, 02/11/49		1,466	1,818,756

			7,076,220

Israel — 0.0%
Israel Government International Bond, 2.75%, 07/03/30		200	209,375

Mexico — 0.4%
Mexico Government International Bond
4.15%, 03/28/27		200	221,800
4.50%, 04/22/29		2,974	3,288,129
2.66%, 05/24/31		3,959	3,754,864
4.75%, 03/08/44		200	209,437
4.35%, 01/15/47		200	197,875
3.77%, 05/24/61		1,132	997,221

			8,669,326

Mongolia — 0.1%
Mongolia Government International Bond, 8.75%, 03/09/24		1,200	1,380,000

Morocco(a) — 0.1%
Morocco Government International Bond
3.00%, 12/15/32		1,483	1,388,459
4.00%, 12/15/50		1,110	982,350

			2,370,809

Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47		1,464	1,379,820
6.75%, 01/17/48		1,464	1,405,897

			2,785,717

Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26		355	360,769
7.38%, 04/08/31		420	428,400

			789,169

Panama — 0.3%
Panama Government International Bond
3.88%, 03/17/28		600	654,000
9.38%, 04/01/29		982	1,435,193
3.16%, 01/23/30		600	623,625
2.25%, 09/29/32		200	189,438
6.70%, 01/26/36		1,219	1,639,936

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Panama (continued)
Panama Government International Bond (continued)
4.50%, 05/15/47	USD	200	$220,375
4.50%, 04/16/50		2,041	2,244,462

			7,007,029

Paraguay(a) — 0.2%
Paraguay Government International Bond
4.95%, 04/28/31		2,091	2,353,029
5.40%, 03/30/50		1,319	1,475,631

			3,828,660

Peru — 0.2%
Peruvian Government International Bond
2.39%, 01/23/26		93	95,732
4.13%, 08/25/27		85	95,041
2.78%, 01/23/31		1,737	1,738,628
1.86%, 12/01/32		1,742	1,588,486
3.30%, 03/11/41		99	96,773
5.63%, 11/18/50		1,294	1,717,785

			5,332,445

Philippines — 0.0%
Philippine Government International Bond, 2.95%, 05/05/45		200	186,625

Qatar — 0.3%
Qatar Government International Bond
4.00%, 03/14/29(a)		1,791	2,032,785
6.40%, 01/20/40		1,606	2,293,569
4.40%, 04/16/50		2,224	2,579,840

			6,906,194

Romania — 0.1%
Romanian Government International Bond
3.00%, 02/14/31(a)		2,516	2,518,359
4.00%, 02/14/51		48	46,305

			2,564,664

Russia — 0.2%

Russian Foreign Bond—Eurobond
4.75%, 05/27/26		1,000	1,119,375
4.25%, 06/23/27		2,400	2,626,800
12.75%, 06/24/28		725	1,199,648

			4,945,823

Saudi Arabia — 0.2%
Saudi Government International Bond
3.63%, 03/04/28		263	284,944
4.38%, 04/16/29(a)		1,556	1,771,409
4.50%, 04/17/30		1,003	1,154,704
3.25%, 10/22/30(a)	1,041		1,093,050

			4,304,107

Sri Lanka — 0.1%
Sri Lanka Government International Bond
5.75%, 04/18/23	1,240		843,588
6.85%, 03/14/24	1,100		700,906
6.35%, 06/28/24	1,100		702,281
7.85%, 03/14/29	1,100		672,375
7.55%, 03/28/30	1,100		671,000

			3,590,150

Ukraine — 0.4%
Ukraine Government International Bond
7.75%, 09/01/22	746		786,424

Security		Par (000)	Value

Ukraine (continued)
Ukraine Government International Bond (continued)
7.75%, 09/01/23	USD	750	$808,641
8.99%, 02/01/24		1,623	1,799,907
7.75%, 09/01/24		2,140	2,305,181
7.75%, 09/01/25		2,118	2,295,912
7.75%, 09/01/27		179	190,915
7.25%, 03/15/33(a)		2,235	2,222,428

			10,409,408

Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27		83	94,644
4.98%, 04/20/55		1,444	1,764,083

			1,858,727

Total Foreign Agency Obligations — 5.2% (Cost: $128,787,206)			123,809,621

		Shares

Investment Companies

United States — 8.7%
InvesCo QQQ Trust, Series 1		40,100	12,797,113
iShares iBoxx $ High Yield Corporate Bond ETF(i)		102,519	8,937,606
iShares Russell 2000 ETF(i)		9,800	2,165,212
SPDR Bloomberg Barclays High Yield Bond ETF(h)		657,003	71,481,927
SPDR S&P 500 ETF Trust		281,700	111,646,161
SPDR S&P Oil & Gas Exploration & Production ETF		3,848	312,996

Total Investment Companies — 8.7% (Cost: $204,345,501)			207,341,015

		Par (000)

Municipal Bonds

Illinois — 0.1%
Chicago Board of Education, GO, , 6.32%, 11/01/29	USD	445	519,043
Chicago Board of Education, GO, BAB, , 6.52%, 12/01/40		555	646,109

			1,165,152

Ohio — 0.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, , 5.00%, 06/01/55		2,000	2,252,080

Puerto Rico — 0.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53		1,730	1,874,265
Series A-1, Restructured, 5.00%, 07/01/58		2,936	3,227,721

			5,101,986

Total Municipal Bonds — 0.4% (Cost: $8,654,912)			8,519,218

14

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Non-Agency Mortgage-Backed Securities

United States — 9.1%
AJAX Mortgage Loan Trust(a)
Series 2020-C, Class A, 2.25%, 09/27/60(e)	USD	5,574	$5,565,747
Series 2020-C, Class B, 5.00%, 09/27/60(e)		375	375,657
Series 2020-C, Class C, 0.00%, 09/27/60		1,273	1,112,143
BAMLL Commercial Mortgage Securities Trust(a)(b)
(1 mo. LIBOR US + 1.70%), 1.81%, 09/15/34		2,000	1,975,151
Series 2015-200P, Class F, 3.60%, 04/14/33		3,000	3,076,401
Series 2017-SCH, Class AL, (1 mo. LIBOR US + 0.90%), 1.01%, 11/15/32		2,000	1,952,338
Banc of America Commercial Mortgage Trust,
Series 2007-4, Class H, 6.06%, 02/10/51(a)(b)		1,470	1,488,108
Bank, Series 2020-BN29, Class D, 2.50%, 11/15/53(a).		1,290	1,135,815
BFLD Trust, (1 mo. LIBOR US + 3.70%), 3.81%, 10/15/35(a)(b)		4,000	4,050,006
BX Commercial Mortgage Trust(a)(b)
(1 mo. LIBOR US + 3.25%), 3.36%, 10/15/37		2,300	2,302,838
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.11%, 11/15/35		3,087	3,087,943
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.76%, 10/15/36		3,762	3,759,689
Series 2020-BXLP, Class G, (1 mo. LIBOR US + 2.50%), 2.61%, 12/15/36		4,990	4,983,885
Series 2020-FOX, Class F, (1 mo. LIBOR US + 4.25%), 4.36%, 11/15/32		4,000	4,013,771
Series 2020-VIVA, Class D, 3.67%, 03/11/44		2,006	1,981,988
BX Trust(a)(b)
Series 2021-LBA, Class GJV, (1 mo. LIBOR US + 3.00%), 3.11%, 02/15/36		1,320	1,321,614
Series 2021-LBA, Class GV, (1 mo. LIBOR US + 3.00%), 3.11%, 02/15/36		1,030	1,031,260
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 3.11%, 01/15/34		750	749,548
Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 4.01%, 01/15/34		1,780	1,778,933
CFCRE Commercial Mortgage Trust(a)
Series 2018-TAN, Class C, 5.29%, 02/15/33		1,500	1,566,291
Series 2018-TAN, Class E, 6.45%, 02/15/33(b)		1,100	1,139,980
CFMT LLC, Series 2020-HB4, Class M4, 4.95%, 12/26/30(a)(b)		4,020	4,018,960
Citigroup Commercial Mortgage Trust(b)
Series 2014-GC19, Class D, 5.26%, 03/10/47(a)		2,090	2,204,874
Series 2015-GC27, Class C, 4.57%, 02/10/48		1,000	1,058,856
Series 2016-C1, Class C, 5.11%, 05/10/49		1,735	1,807,702
Series 2019-PRM, Class E, 4.73%, 05/10/36(a)		2,000	2,057,572
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.60%, 11/15/37(a)(b)		3,932	3,956,589
COMM Mortgage Trust(b)
Series 2015-CR25, Class C, 4.68%, 08/10/48		2,000	2,109,163
Series 2019-GC44, Class 180B, 3.40%, 08/15/57(a)		1,900	1,832,608
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class F, (1 mo. LIBOR US + 2.65%), 2.76%, 05/15/36(a)(b)		4,400	4,399,994
CSAIL Commercial Mortgage Securities Trust, Series 2018-CX12, Class C, 4.76%, 08/15/51(b)		2,300	2,352,921
CSMC-FACT(a)(b)
Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 4.97%, 10/15/37		1,000	1,016,042

Security		Par (000)	Value

United States (continued)
CSMC-FACT(a)(b) (continued)
Series 2020-FACT, Class F, (1 mo. LIBOR US + 6.16%), 6.26%, 10/15/37	USD	1,700	$1,728,975
CSMC-NET, Series 2020-NET, Class D, 3.70%, 08/15/37(a)(b)		1,275	1,299,342
Deephaven Residential Mortgage Trust,
Series 2021-1, Class B2, 3.96%, 05/25/65(a)(b)		1,550	1,546,920
Freddie Mac(a)(b)
(30 day SOFR + 6.00%), 6.02%, 08/25/33		4,560	4,423,416
Series 2020-DNA5, Class B1, (30 day SOFR + 4.80%), 4.82%, 10/25/50		2,500	2,595,380
Series 2020-DNA6, Class B2, (30 day SOFR + 5.65%), 5.67%, 12/25/50		2,000	1,939,974
Series 2021-DNA1, Class B2, (30 day SOFR + 4.75%), 4.77%, 01/25/51		4,560	4,255,426
Series 2021-HQA1, Class B2, (30 day SOFR + 5.00%), 5.02%, 08/25/33		4,342	4,082,540
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30 day SOFR + 4.00%), 4.02%, 11/25/50(a)(b)		3,650	3,736,812
FREMF Mortgage Trust, 3.81%, 12/25/27(a)(b)		2,285	1,994,334
Grace Trust, Series 2020-GRCE, Class F, 2.77%, 12/10/40(a)(b)		2,000	1,710,294
GS Mortgage Securities Corp. Trust, Series 2020- TWN3, Class D, (1 mo. LIBOR US + 3.70%), 3.81%, 11/15/37(a)(b)		2,500	2,528,810
GSCG Trust, Series 2019-600C, Class F, 4.12%, 09/06/34(a)(b)	2,000		1,914,504
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/55(a)(b)	3,602		3,636,554
InTown Hotel Portfolio Trust, Series 2018-STAY, Class E, (1 mo. LIBOR US + 3.35%), 3.46%, 01/15/33(a)(b)	1,790		1,796,564
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 3.11%, 07/15/36(a)(b)	2,320		2,277,588
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-FL10, Class e, (1 mo. LIBOR US + 3.90%), 4.01%, 06/15/32(a)(b)	2,400		2,385,626
JP Morgan Mortgage Trust(a)(b)
Series 2021-1, Class A3X, 0.50%, 06/25/51(d)	78,208		961,953
Series 2021-1, Class AX1, 0.20%, 06/25/51(d)	317,365		1,428,144
Series 2021-1, Class AX4, 0.40%, 06/25/51(d)	20,266		198,610
Series 2021-1, Class B4, 3.10%, 06/25/51(d)	859		768,187
Series 2021-1, Class B5, 3.10%, 06/25/51(d)	1,030		788,516
Series 2021-1, Class B6, 3.10%, 06/25/51(d)	1,551		575,087
Series 2021-4, Class B4, 2.90%, 08/25/51	1,282		1,054,307
Series 2021-4, Class B5, 2.90%, 08/25/51	961		720,989
Series 2021-4, Class B6, 2.90%, 08/25/51	2,243		742,318
LCCM Mortgage Trust, Series 2014-909, Class D, 3.90%, 05/15/31(a)(b)	4,000		3,993,909
Lehman Brothers Small Balance Commercial Mortgage Trust 2007-2, Series 2007-2A, Class M2, (1 mo. LIBOR US + 0.60%), 0.71%, 06/25/37(a)(b)	2,735		2,233,028
Mello Warehouse Securitization Trust(a)(b)
Series 2020-2, Class F, (1 mo. LIBOR US + 3.25%), 3.36%, 11/25/53	2,280		2,285,281
Series 2020-2, Class G, (1 mo. LIBOR US + 4.75%), 4.86%, 11/25/53	1,370		1,372,645

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)

Mello Warehouse Securitization Trust(a)(b) (continued)
Series 2021-1, Class G, (1 mo. LIBOR US + 4.38%), 4.48%, 02/25/55	USD	4,560	$4,559,466
MFRA Trust, Series 2020-NQM3, Class B1, 3.66%, 01/26/65(a)(b)		1,141	1,145,350
Morgan Stanley Capital I Trust(b)
Series 2017-H1, Class C, 4.28%, 06/15/50		5,000	5,094,263
Series 2018-H4, Class C, 5.08%, 12/15/51		1,150	1,214,376
MSCG Trust, Series 2018-SELF, Class F, (1 mo. LIBOR US + 3.05%), 3.16%, 10/15/37(a)(b)		3,000	3,023,489
New Residential Mortgage Loan Trust(a)(b)
3.53%, 07/25/55		1,370	1,358,958
4.33%, 07/25/55		1,022	1,013,912
Series 2019-RPL2, Class B3, 4.03%, 02/25/59		9,329	8,159,260
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 2.86%, 01/15/26(a)(b)		630	636,299
Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)		2,000	1,913,769
Provident Funding Mortgage Warehouse Securitization Trust, (1 mo. LIBOR US + 5.50%), 5.61%, 02/25/55(a)(b)(d)		3,645	3,645,000
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 02/25/24(a)(b)		400	402,464
Seasoned Credit Risk Transfer Trust, Series 2020-3, Class BXS, 9.01%, 05/25/60(a)(b)		7,669	4,591,304
Seasoned Loans Structured Transaction Trust, Series 2020-3, Class M1, 4.75%, 04/26/60(a)(b)(d)		8,000	8,048,800
Seasoned Loans Structured Transaction Trust , Series 2020-2, Class M1, 4.75%, 09/25/60(a)(b)		10,000	10,285,116
STAR Trust, 3.52%, 05/25/65(a)(b)		3,758	3,758,375
Starwood Mortgage Residential Trust(a)
Series 2020-INV, Class B1, 3.26%, 11/25/55		2,540	2,545,099
Series 2020-INV, Class B2, 4.26%, 11/25/55		1,225	1,227,329
Texas Capital Bank, 0.01%, 02/01/26(d)		3,800	3,800,000
TVC DSCR
2.38%, 02/01/51		316	407,635
10.00%, 02/01/51		1,264	1,264,378
UBS Commercial Mortgage Trust, Series 2018-C11, Class C, 4.89%, 06/15/51(b)		671	659,694
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class D, 5.03%, 08/10/49(a)(b)		2,400	2,454,520
Verus Securitization Trust(a)(b)
3.25%, 02/25/64(d)		2,735	2,734,964
Series 2020-5, Class B1, 3.71%, 05/25/65		2,400	2,431,975
Series 2020-5, Class B2, 4.71%, 05/25/65		1,400	1,420,438

Security		Par (000)	Value

United States (continued)
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA6, Class 1A, (12 mo. MTA + 0.81%), 1.07%, 07/25/47(b)	USD	1,580	$1,318,620
Wells Fargo Commercial Mortgage Trust, Series 2019- C50, Class XA, 1.42%, 05/15/52(b)		25,816	2,251,100

Total Non-Agency Mortgage-Backed Securities — 9.1% (Cost: $215,418,103)			217,606,373

		Benefical Interest (000)

Other Interests

Canada — 0.2%
Sprott Private Resource Streaming and Royalty, LP(d)(o)	USD	4,640,000	5,560,576

Total Other Interests — 0.2% (Cost: $4,681,796)			5,560,576

		Par (000)

Preferred Securities

Capital Trusts — 0.2%(b)

Mexico — 0.1%
Banco Mercantil del Norte SA, 6.75%(a)(l)	USD	2,077	2,152,914
BBVA Bancomer SA, 5.13%, 01/18/33		1,000	1,027,813

			3,180,727

United Kingdom — 0.1%
Vodafone Group PLC, 7.00%, 04/04/79		930	1,121,557

			4,302,284

		Shares

Preferred Stocks — 1.2%(d)(g)

Germany — 0.2%
Volocopter GMBH, (Acquired 03/03/21, Cost: $4,145,649)		780	4,029,986

India — 0.3%
Think & Learn Private Ltd., (Acquired 12/11/20, Cost: $5,113,105)		2,279	7,397,917

United States — 0.7%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $4,444,110)		40,558	5,332,460

16

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Cruise, Series GClass G, (Acquired 03/25/21, Cost: $1,886,159)		71,581	$1,886,159
Databricks, Inc., Series G, (Acquired 02/01/21, Cost: $2,392,693)		13,490	2,145,585
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $2,130,236)		350,490	2,130,236
DoubleVerify Holdings, Inc., Series A, (Acquired 11/18/20, Cost: $1,227,716)		213,996	1,604,970
Exscientia Ltd., C-1, (Acquired 02/24/21, Cost: $936,831)		535	938,048
Jumpcloud, Inc., Series E-1, (Acquired 10/30/20, Cost: $2,052,443)		1,125,428	2,115,805
Mythic AI Inc. series C, (Acquired 01/26/21, Cost: $560,518)		81,588	558,878

			16,712,141

			28,140,044

Total Preferred Securities — 1.4% (Cost: $29,166,074)			32,442,328

		Par (000)

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.1%
Uniform Mortgage-Backed Securities, Series 2020- DNA6, Class B1, (30 day SOFR + 3.00%), 3.02%, 12/25/50(a)(b)	USD	2,000	1,968,869

Mortgage-Backed Securities — 0.0%
Uniform Mortgage-Backed Securities, 1.36%, 12/25/29		18,250	1,700,044

Total U.S. Government Sponsored Agency Securities — 0.1% (Cost: $3,668,506)			3,668,913

U.S. Treasury Obligations
U.S. Treasury Notes, 1.13%, 02/15/31(p)		2,503	2,364,660

Total U.S. Treasury Obligations — 0.1% (Cost: $2,411,677)			2,364,660

		Shares

Warrants

Cayman Islands(f) — 0.0%
Jaws Acquisition Corp., Class A, (Expires: 07/06/25)		33,630	106,944
TPG Pace Beneficial Finance Corp., Class A, (Expires: 10/09/27)		17,970	134,236

			241,180

Luxembourg — 0.0%
Lakestar Spac I SE, (Expires: 12/31/25)(f)		12,393	15,260

United States — 0.0%
Climate Change Crisis Real Impact I
Acquisition Corp., Class A, (Expires: 09/15/25)(f)		40,220	131,117
Crown Proptech Acquisitions Pvt Ltd., (Expires: 02/01/26)(d)		74,120	111,180

Security	Shares	Value

United States (continued)
Kins Private Placement(d)	184,016	$149,053
Rotor Acqusition Ltd.(d)	27,280	27,280
Tortoise Acquisition Corp. II, (Expires: 06/14/27)(f)	41,430	135,476

		554,106

Total Warrants — 0.0% (Cost: $848,661)		810,546

Total Long-Term Investments — 113.6% (Cost: $2,560,420,390)		2,712,308,464

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(i)(j)	15,632,246	15,632,246

Total Short-Term Securities — 0.7% (Cost: $15,632,246)		15,632,246

Options Purchased — 0.5% (Cost: $12,265,363)		13,260,996

Total Investments Before Options Written — 114.8% (Cost: $2,588,317,999)		2,741,201,706

Options Written — (0.3)% (Premiums Received: $(7,462,216))		(8,003,507)

Total Investments, Net of Options Written — 114.5% (Cost: $2,580,855,783)		2,733,198,199

Liabilities in Excess of Other Assets — (14.5)%		(346,245,302)

Net Assets — 100.0%		$2,386,952,897

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $46,436,372, representing 1.95% of its net assets as of period end, and an original cost of $37,594,710.

(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Perpetual security with no stated maturity date.
(m)	Zero-coupon bond.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$226,446,562	$—	$(210,814,316	)(a)	$—	$—	$15,632,246	15,632,246	$2,721	$—
iShares iBoxx $ High Yield Corporate Bond ETF	24,455,960	—	(15,254,064)		256,655	(520,945)	8,937,606	102,519	175,108	—
iShares Russell 2000 ETF	6,607,222	—	(5,018,841)		290,811	286,020	2,165,212	9,800	3,901	—

					$547,466	$(234,925)	$26,735,064		$181,730	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Credit Suisse Securities (USA) LLC	0.30	%(b)	02/17/21	Open		$3,533,542	$3,534,778	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/23/21	Open		2,120,089	2,120,831	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/23/21	Open		1,018,879	1,019,235	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/23/21	Open		1,655,195	1,655,774	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/24/21	Open		2,208,517	2,209,269	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/24/21	Open		5,079,855	5,081,584	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.32	(b)	02/25/21	Open		953,750	954,038	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/25/21	Open		1,928,745	1,929,383	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/25/21	Open		1,602,382	1,602,912	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/25/21	Open		1,341,658	1,342,101	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/25/21	Open		603,000	603,199	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/25/21	Open		1,494,799	1,495,293	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/25/21	Open		567,750	567,938	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/25/21	Open		1,023,578	1,023,916	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/25/21	Open		919,607	919,911	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/25/21	Open		1,612,647	1,613,181	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/25/21	Open		1,614,356	1,614,890	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/25/21	Open		205,573	205,641	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/25/21	Open		2,158,520	2,159,233	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/25/21	Open		3,059,354	3,060,365	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/25/21	Open		2,058,602	2,059,283	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	02/25/21	Open		916,593	916,982	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	02/25/21	Open		925,566	925,960	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	02/25/21	Open		2,188,920	2,189,850	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	02/26/21	Open		2,423,920	2,424,651	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.34	(b)	03/01/21	Open		2,446,400	2,447,093	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.34	(b)	03/01/21	Open		2,202,227	2,202,851	Foreign Agency Obligations	Open/Demand
BoFA Securities, Inc.	0.28	(b)	03/01/21	Open		5,731,220	5,732,641	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.59	(b)	03/04/21	Open		3,611,920	3,613,518	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.62	(b)	03/04/21	Open		3,584,055	3,585,722	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	03/04/21	Open		1,848,992	1,849,424	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	03/04/21	Open		1,154,486	1,154,845	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	03/04/21	Open		2,411,080	2,411,830	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	03/04/21	Open		1,205,784	1,206,159	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	03/04/21	Open		266,188	266,270	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	03/04/21	Open		1,086,250	1,086,588	Foreign Agency Obligations	Open/Demand
TD Securities (USA) LLC	0.48	(b)	03/04/21	Open		3,390,392	3,391,613	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.34	(b)	03/05/21	Open		1,109,569	1,109,820	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/05/21	Open		3,581,050	3,582,435	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/05/21	Open		3,509,041	3,510,398	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	03/05/21	Open		2,396,250	2,396,969	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	03/05/21	Open		2,151,345	2,151,990	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	03/05/21	Open		2,964,780	2,965,669	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	03/05/21	Open		3,011,146	3,012,050	Corporate Bonds	Open/Demand

18

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	0.29	%(b)	03/11/21	Open	$675,919	$676,028	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	03/11/21	Open	448,891	448,966	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	03/11/21	Open	660,965	661,075	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	03/11/21	Open	2,556,450	2,556,876	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	03/11/21	Open	450,938	451,013	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	03/11/21	Open	1,432,795	1,433,074	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	03/11/21	Open	2,214,300	2,214,731	Foreign Agency Obligations	Open/Demand
TD Securities (USA) LLC	0.36	(b)	03/11/21	Open	684,000	684,137	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.36	(b)	03/11/21	Open	669,600	669,734	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.29	(b)	03/12/21	Open	650,013	650,101	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.29	(b)	03/12/21	Open	650,178	650,267	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	03/12/21	Open	902,291	902,419	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.32	(b)	03/12/21	Open	428,196	428,261	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.32	(b)	03/12/21	Open	648,830	648,928	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	03/12/21	Open	1,344,743	1,344,933	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	03/12/21	Open	658,456	658,550	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	03/12/21	Open	671,500	671,595	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	03/12/21	Open	566,315	566,422	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	03/17/21	Open	4,669,139	4,670,014	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	03/18/21	Open	266,288	266,316	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	03/18/21	Open	195,500	195,521	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	03/18/21	Open	191,056	191,080	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	03/18/21	Open	200,250	200,275	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	03/18/21	Open	1,100,400	1,100,539	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	03/18/21	Open	181,220	181,243	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	03/18/21	Open	179,808	179,831	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	03/18/21	Open	2,188,910	2,189,226	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	03/18/21	Open	228,169	228,202	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	03/18/21	Open	2,658,184	2,658,568	Foreign Agency Obligations	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	03/18/21	Open	1,726,777	1,727,080	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	03/18/21	Open	3,267,925	3,268,497	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	03/25/21	Open	1,620,360	1,620,481	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/29/21	Open	2,295,240	2,295,314	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/29/21	Open	336,166	336,177	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/29/21	Open	4,020,829	4,020,958	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/29/21	Open	1,337,875	1,337,918	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/29/21	Open	477,120	477,135	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/29/21	Open	2,842,694	2,842,785	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.59	(b)	03/29/21	Open	332,588	332,598	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.59	(b)	03/29/21	Open	3,903,185	3,903,313	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.59	(b)	03/29/21	Open	3,902,501	3,902,629	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.59	(b)	03/29/21	Open	4,016,204	4,016,335	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	03/29/21	Open	3,977,707	3,977,840	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	03/29/21	Open	3,977,531	3,977,631	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	03/29/21	Open	371,250	371,259	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	03/29/21	Open	3,070,200	3,070,277	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	03/29/21	Open	2,183,055	2,183,116	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	03/29/21	Open	1,559,946	1,559,985	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	03/29/21	Open	1,609,535	1,609,575	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.37	(b)	03/29/21	Open	738,128	738,143	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	03/29/21	Open	201,241	201,246	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.54	(b)	03/29/21	Open	4,658,035	4,658,175	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.54	(b)	03/29/21	Open	5,310,375	5,310,534	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	03/30/21	Open	976,745	976,761	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	03/30/21	Open	644,219	644,229	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.32	(b)	03/30/21	Open	1,165,320	1,165,341	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.32	(b)	03/30/21	Open	966,575	966,592	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.54	(b)	03/30/21	Open	1,652,150	1,652,175	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.54	(b)	03/30/21	Open	1,671,840	1,671,865	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.54	(b)	03/30/21	Open	1,584,900	1,584,924	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/30/21	Open	2,200,500	2,200,571	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/30/21	Open	1,965,112	1,965,176	Corporate Bonds	Open/Demand

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
BNP Paribas S.A.	0.58	%(b)	03/30/21	Open		$2,016,065	$2,016,130	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/30/21	Open		1,676,266	1,676,320	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/30/21	Open		1,893,952	1,894,013	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/30/21	Open		1,996,995	1,997,059	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/30/21	Open		2,040,761	2,040,827	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	03/30/21	Open		1,592,841	1,592,893	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	03/30/21	Open		1,181,635	1,181,655	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	03/30/21	Open		1,187,004	1,187,024	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	03/30/21	Open		1,654,045	1,654,059	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	03/30/21	Open		1,831,297	1,831,333	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	03/30/21	Open		1,907,955	1,907,992	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	03/30/21	Open		1,592,940	1,592,975	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	03/30/21	Open		2,204,178	2,204,227	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	03/30/21	Open		1,614,781	1,614,817	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	03/30/21	Open		742,313	742,329	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	03/30/21	Open		2,060,437	2,060,489	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	03/30/21	Open		1,633,269	1,633,310	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	03/30/21	Open		1,829,465	1,829,511	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	03/30/21	Open		1,362,799	1,362,816	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	03/30/21	Open		2,045,557	2,045,609	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	03/30/21	Open		1,798,260	1,798,305	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	03/30/21	Open		1,073,737	1,073,763	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	03/30/21	Open		1,624,831	1,624,871	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	03/30/21	Open		1,601,738	1,601,778	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.60	(b)	03/30/21	Open		1,356,394	1,356,417	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.36	(b)	03/30/21	Open		1,216,040	1,216,064	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.36	(b)	03/30/21	Open		1,001,160	1,001,180	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.45	(b)	03/30/21	Open		1,348,549	1,348,566	Corporate Bonds	Open/Demand

						$234,899,968	$234,938,975

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Exchange Traded Bitcoin Futures	6	04/30/21	$1,779	$115,589
DAX Index	22	06/18/21	9,693	294,214
Russell 2000 E-Mini Index	29	06/18/21	3,223	(192,495)
U.S. Long Bond	116	06/21/21	17,933	(447,332)

				(230,024)

Short Contracts
Euro BTP Futures	128	06/08/21	22,412	(109,353)
Euro-Bund	43	06/08/21	8,637	(16,174)
Euro-OAT Futures	58	06/08/21	11,015	8,701
Euro Stoxx 50 Index	25	06/18/21	1,133	(19,466)
NASDAQ 100 E-Mini Index	188	06/18/21	49,217	(122,047)
S&P 500 E-Mini Index	998	06/18/21	197,973	(583,474)
10-Year U.S. Treasury Note	189	06/21/21	24,747	245,393
10-Year U.S. Ultra Long Treasury Note	899	06/21/21	129,175	1,280,415
U.S. Ultra Bond	227	06/21/21	41,137	500,637
Long Gilt	113	06/28/21	19,876	38,458

20

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT)

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
2-Year U.S. Treasury Note	106	06/30/21	$23,397	$(4,275)
5-Year U.S. Treasury Note	1,530	06/30/21	188,800	1,556,778

				2,775,593

				$2,545,569

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,122,956	EUR	1,744,599	Bank of America N.A.	04/15/21	$76,683
USD	5,930,131	EUR	4,887,952	Goldman Sachs International	04/15/21	196,961
USD	1,392,276	EUR	1,142,149	State Street Bank and Trust Co.	04/15/21	52,628
USD	4,136,661	EUR	3,400,209	State Street Bank and Trust Co.	04/15/21	148,492
USD	3,583,504	EUR	2,971,600	BNP Paribas S.A.	04/16/21	97,986
GBP	2,612,349	USD	3,573,954	Deutsche Bank AG	05/06/21	27,794
GBP	2,589,306	USD	3,534,315	UBS AG	05/06/21	35,663
USD	2,409,354	EUR	1,999,282	State Street Bank and Trust Co.	05/06/21	63,336
USD	1,447,391	GBP	1,044,329	Deutsche Bank AG	05/06/21	7,534
USD	6,010,417	EUR	4,944,771	Morgan Stanley & Co. International PLC	05/20/21	206,366
USD	16,355,543	EUR	13,513,000	State Street Bank and Trust Co.	06/03/21	489,644
USD	4,132,535	EUR	3,461,565	Citibank N.A.	06/10/21	67,624
USD	2,067,719	EUR	1,728,200	State Street Bank and Trust Co.	06/16/21	38,024
GBP	191,224	USD	262,683	Morgan Stanley & Co. International PLC	06/18/21	996
GBP	13,195	USD	18,180	UBS AG	06/18/21	15
GBP	180,990	USD	248,471	UBS AG	06/18/21	1,097
MXN	1,246,402	USD	60,012	Goldman Sachs International	06/18/21	483
USD	13,649,612	CAD	17,044,327	Morgan Stanley & Co. International PLC	06/18/21	85,462
USD	4,287,552	CHF	3,967,128	Barclays Bank PLC	06/18/21	81,835
USD	3,516,914	EUR	2,959,837	Citibank N.A.	06/18/21	40,561
USD	8,002,885	EUR	6,695,216	Deutsche Bank AG	06/18/21	139,299
USD	7,740,998	EUR	6,564,940	Morgan Stanley & Co. International PLC	06/18/21	30,421
USD	257,281,809	EUR	215,616,597	Morgan Stanley & Co. International PLC	06/18/21	4,038,354
USD	39,095,552	GBP	28,197,994	BNP Paribas S.A.	06/18/21	213,166
USD	18,916,073	HKD	146,896,322	Citibank N.A.	06/18/21	17,182
USD	15,788,161	JPY	1,723,714,506	BNP Paribas S.A.	06/18/21	209,276
USD	300,856	NOK	2,556,424	Bank of America N.A.	06/18/21	1,981
USD	1,199,654	SEK	10,370,070	Bank of America N.A.	06/18/21	11,458
USD	11,205,235	SEK	95,328,075	BNP Paribas S.A.	06/18/21	282,609

						6,662,930

EUR	3,841,106	USD	4,698,515	Morgan Stanley & Co. International PLC	04/15/21	(193,210)
EUR	4,944,771	USD	5,962,741	UBS AG	05/20/21	(158,690)
EUR	4,772,581	USD	5,693,131	UBS AG	06/03/21	(89,542)
CHF	1,779,782	USD	1,899,108	BNP Paribas S.A.	06/18/21	(12,287)
EUR	159,994	USD	187,931	BNP Paribas S.A.	06/18/21	(17)
EUR	361,626	USD	426,533	UBS AG	06/18/21	(1,800)
JPY	55,526,574	USD	506,142	Morgan Stanley & Co. International PLC	06/18/21	(4,294)
JPY	33,488,325	USD	307,058	UBS AG	06/18/21	(4,391)
USD	1,837,205	CAD	2,312,639	Citibank N.A.	06/18/21	(3,230)
USD	556,414	CAD	702,622	Morgan Stanley & Co. International PLC	06/18/21	(2,744)

						(470,205)

						$6,192,725

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Allianz SE, Registered Shares	52	04/16/21	EUR	205.00	EUR	1,128	$49,089
Alphabet, Inc., Class C	14	04/16/21	USD	2,200.00	USD	2,896	4,270
BNP Paribas SA	420	04/16/21	EUR	48.00	EUR	2,182	110,820
Farfetch Ltd., Class A	117	04/16/21	USD	75.00	USD	620	1,580
Home Depot, Inc.	22	04/16/21	USD	270.00	USD	672	79,915
Invesco QQQ Trust, Series 1	175	04/16/21	USD	340.00	USD	5,585	6,388
Lowe’s Cos., Inc.	35	04/16/21	USD	170.00	USD	666	72,012
Micron Technology, Inc.	89	04/16/21	USD	85.00	USD	785	47,170
Visa, Inc., Class A	115	04/16/21	USD	220.00	USD	2,435	14,433
10-Year U.S. Treasury Note	550	04/23/21	USD	135.50	USD	72,016	8,594
SPDR S&P 500 ETF Trust	634	04/30/21	USD	405.00	USD	25,677	173,082
10-Year U.S. Treasury Note	420	05/21/21	USD	134.50	USD	54,994	45,937
Advance Auto Parts, Inc.	36	05/21/21	USD	190.00	USD	661	20,880
ConocoPhillips	339	05/21/21	USD	55.00	USD	1,796	79,665
DR Horton, Inc.	181	05/21/21	USD	85.00	USD	1,613	133,035
Edwards Lifesciences Corp.	85	05/21/21	USD	85.00	USD	711	24,863
Home Depot, Inc.	67	05/21/21	USD	280.00	USD	2,045	190,950
Las Vegas Sands Corp.	355	05/21/21	USD	72.50	USD	2,157	25,027
Mastercard, Inc., Class A	32	05/21/21	USD	395.00	USD	1,139	12,271
salesforce.com, Inc.	44	05/21/21	USD	260.00	USD	932	2,816
SPDR S&P 500 ETF Trust	272	05/21/21	USD	395.00	USD	10,744	271,184
VanEck Vectors Gold Miners ETF	404	05/21/21	USD	240.00	USD	9,696	517,120
Autodesk, Inc.	150	06/18/21	USD	280.00	USD	4,157	261,000
Deere & Co.	39	06/18/21	USD	400.00	USD	1,459	42,802
Deere & Co.	19	06/18/21	USD	380.00	USD	711	32,680
Intel Corp.	576	06/18/21	USD	65.00	USD	3,686	182,880
Monster Beverage Corp.	135	06/18/21	USD	95.00	USD	1,230	36,112
Monster Beverage Corp.	26	06/18/21	USD	90.00	USD	237	12,870
PVH Corp.	104	06/18/21	USD	95.00	USD	1,099	169,000
Ulta Beauty, Inc.	26	06/18/21	USD	315.00	USD	804	49,530

							2,677,975

Put
Invesco QQQ Trust, Series 1	313	04/01/21	USD	307.00	USD	9,989	783
10-Year U.S. Treasury Note	555	04/02/21	USD	131.00	USD	72,670	156,094
Invesco QQQ Trust, Series 1	806	04/16/21	USD	305.00	USD	25,722	157,976
iShares iBoxx $ High Yield Corporate Bond ETF	7,800	04/16/21	USD	84.00	USD	65,520	66,300
SPDR Bloomberg Barclays High Yield Bond ETF	68	04/16/21	USD	105.00	USD	740	1,190
SPDR S&P 500 ETF Trust	1,288	04/16/21	USD	380.00	USD	48,944	187,404
SPDR S&P 500 ETF Trust	1,488	04/30/21	USD	380.00	USD	56,544	452,352
Bank of America Corp.	630	05/21/21	USD	38.00	USD	2,437	90,090
Invesco QQQ Trust, Series 1	276	05/21/21	USD	300.00	USD	8,808	136,344
iShares iBoxx $ High Yield Corporate Bond ETF	7,333	05/21/21	USD	84.00	USD	61,597	315,319
iShares iBoxx $ High Yield Corporate Bond ETF	7,800	05/21/21	USD	83.00	USD	64,740	249,600
iShares iBoxx $ High Yield Corporate Bond ETF	625	05/21/21	USD	85.00	USD	5,313	36,250
JPMorgan Chase & Co.	150	05/21/21	USD	150.00	USD	2,283	81,750
Morgan Stanley	280	05/21/21	USD	82.50	USD	2,174	185,500
SPDR S&P 500 ETF Trust	223	05/21/21	USD	380.00	USD	8,474	111,054
SPDR S&P 500 ETF Trust	1,611	05/21/21	USD	385.00	USD	62,024	964,183
iShares iBoxx $ High Yield Corporate Bond ETF	1,236	06/18/21	USD	84.00	USD	10,382	93,936

							3,286,125

							$5,964,100

22

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Goldman Sachs International	—	04/22/21	JPY	101.00	USD	15,312	$107
EUR Currency	Bank of America N.A.	—	04/28/21	NOK	10.29	EUR	4,626	154,105
USD Currency	Morgan Stanley & Co. International PLC	—	04/28/21	NOK	8.48	USD	4,626	41,531
EUR Currency	BNP Paribas S.A.	—	08/02/21	USD	1.19	EUR	18,170	454,761
Ishares National Muni Bond ETF	Credit Suisse International	319	08/20/21	USD	113.00	USD	36	135
Ishares National Muni Bond ETF	Credit Suisse International	320	08/20/21	USD	114.00	USD	36	496

								$651,135

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
30-Year Interest Rate Swap, 04/03/51(a)	3-Month LIBOR, 0.19%	Quarterly	1.52%	Semi-Annual	Goldman Sachs International	04/01/21	1.52%	USD	9,376	$—
30-Year Interest Rate Swap, 04/08/51(a)	3-Month LIBOR, 0.19%	Quarterly	1.53%	Semi-Annual	Goldman Sachs International	04/06/21	1.53	USD	9,758	—
30-Year Interest Rate Swap, 04/23/51(a)	3-Month LIBOR, 0.19%	Quarterly	1.48%	Semi-Annual	Morgan Stanley & Co. International PLC	04/21/21	1.48	USD	6,643	56
30-Year Interest Rate Swap, 05/30/51(a)	3-Month LIBOR, 0.19%	Quarterly	1.80%	Semi-Annual	Deutsche Bank AG	05/28/21	1.80	USD	5,520	24,539
30-Year Interest Rate Swap, 08/25/51(a)	3-Month LIBOR, 0.19%	Quarterly	1.75%	Semi-Annual	Goldman Sachs International	08/23/21	1.75	USD	5,448	68,554
30-Year Interest Rate Swap, 08/25/51(a)	3-Month LIBOR, 0.19%	Quarterly	1.77%	Semi-Annual	Goldman Sachs International	08/23/21	1.77	USD	5,398	71,996
1-Year Interest Rate Swap, 03/18/24(a)	3-Month LIBOR, 0.19%	Quarterly	0.80%	Semi-Annual	Morgan Stanley & Co. International PLC	03/16/23	0.80	USD	124,708	285,825

										450,970

Put
5-Year Interest Rate Swap, 05/26/26	0.63%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	05/24/21	0.63	USD	70,700	1,653,662
5-Year Interest Rate Swap, 05/27/26	0.64%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	05/25/21	0.64	USD	71,000	1,630,319
5-Year Interest Rate Swap, 05/27/26	0.64%	Semi-Annual	3-Month USDLIBOR, 0.19%	Quarterly	Nomura International PLC	05/25/21	0.64	USD	35,500	815,160
5-Year Interest Rate Swap, 05/27/26	0.85%	Semi-Annual	3-Month USDLIBOR, 0.19%	Quarterly	Goldman Sachs International	05/25/21	0.85	USD	35,500	472,192
30-Year Interest Rate Swap, 11/18/51	0.48%	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	JPMorgan Chase Bank N.A.	11/16/21	0.48	EUR	9,062	568,666
30-Year Interest Rate Swap, 11/26/51	0.49%	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	Goldman Sachs International	11/24/21	0.49	EUR	8,897	553,904
30-Year Interest Rate Swap, 12/11/51	0.52%	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	Goldman Sachs International	12/09/21	0.52	EUR	8,408	500,888

										6,194,791

										$6,645,761

(a)	Forward settling swaption.

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alphabet, Inc., Class C	11	04/16/21	USD	2,300.00	USD	2,275	$(2,420)
Bank of America Corp.	223	04/16/21	USD	39.00	USD	863	(20,850)
Capital One Financial Corp	112	04/16/21	USD	130.00	USD	1,425	(23,632)
Capital One Financial Corp.	112	04/16/21	USD	135.00	USD	1,425	(9,072)
Citigroup, Inc.	162	04/16/21	USD	72.50	USD	1,179	(38,070)
Cognizant Technology Solutions Corp., Class A	78	04/16/21	USD	82.50	USD	609	(2,340)
Johnson & Johnson	85	04/16/21	USD	180.00	USD	1,397	(425)
Johnson & Johnson	85	04/16/21	USD	175.00	USD	1,397	(1,148)
JPMorgan Chase & Co.	148	04/16/21	USD	165.00	USD	2,253	(7,844)
Merck & Co., Inc.	121	04/16/21	USD	85.00	USD	933	(666)
Morgan Stanley	14	04/16/21	USD	90.00	USD	109	(161)
Morgan Stanley	145	04/16/21	USD	95.00	USD	1,126	(508)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	218	04/16/21	USD	140.00	USD	2,579	(4,796)
TJX Cos., Inc.	97	04/16/21	USD	75.00	USD	642	(970)
TJX Cos., Inc.	97	04/16/21	USD	77.50	USD	642	(1,261)
UWM Holdings Corp.	92	04/16/21	USD	12.50	USD	73	(460)
Vertex Pharmaceuticals, Inc.	24	04/16/21	USD	240.00	USD	516	(2,460)
Visa, Inc., Class A	228	04/16/21	USD	235.00	USD	4,827	(4,218)
VMware, Inc., Class A	124	04/16/21	USD	160.00	USD	1,866	(12,090)
Walmart, Inc.	80	04/16/21	USD	155.00	USD	1,087	(520)
Walt Disney Co.	75	04/16/21	USD	210.00	USD	1,384	(2,550)
AbbVie, Inc.	13	05/21/21	USD	120.00	USD	141	(741)
Bank of America Corp.	630	05/21/21	USD	44.00	USD	2,437	(21,735)
ConocoPhillips	339	05/21/21	USD	60.00	USD	1,796	(35,425)
Home Depot, Inc.	44	05/21/21	USD	310.00	USD	1,343	(35,750)
International Flavors & Fragrances, Inc.	60	05/21/21	USD	145.00	USD	838	(23,700)
Invesco QQQ Trust, Series 1	78	05/21/21	USD	350.00	USD	2,489	(8,658)
JPMorgan Chase & Co.	150	05/21/21	USD	175.00	USD	2,283	(11,550)
L3Harris Technologies, Inc.	66	05/21/21	USD	200.00	USD	1,338	(56,760)
Mastercard, Inc., Class A	32	05/21/21	USD	425.00	USD	1,139	(2,068)
Micron Technology, Inc.	107	05/21/21	USD	105.00	USD	944	(12,466)
Micron Technology, Inc.	175	05/21/21	USD	100.00	USD	1,544	(33,687)
Morgan Stanley	280	05/21/21	USD	95.00	USD	2,174	(6,440)
NXP Semiconductors NV	59	05/21/21	USD	220.00	USD	1,188	(29,647)
Toll Brothers, Inc.	63	05/21/21	USD	60.00	USD	357	(11,025)
VanEck Vectors Gold Miners ETF	404	05/21/21	USD	265.00	USD	10,706	(120,998)
Autodesk, Inc.	150	06/18/21	USD	330.00	USD	4,157	(40,950)
HCA Healthcare, Inc.	142	06/18/21	USD	210.00	USD	2,674	(51,120)
Intel Corp.	576	06/18/21	USD	75.00	USD	3,686	(41,184)
iShares iBoxx $ High Yield Corporate Bond ETF	1,236	06/18/21	USD	87.00	USD	10,753	(67,980)
SPDR S&P 500 ETF Trust	1,038	06/18/21	USD	430.00	USD	44,634	(114,699)

							(863,044)

Put
Alibaba Group Holding Ltd., ADR	76	04/16/21	USD	220.00	USD	1,723	(24,700)
Alphabet, Inc., Class C	14	04/16/21	USD	1,750.00	USD	2,896	(2,415)
BNP Paribas SA	420	04/16/21	EUR	41.00	EUR	2,182	(30,537)
Farfetch Ltd., Class A	117	04/16/21	USD	55.00	USD	620	(46,800)
Invesco QQQ Trust, Series 1	806	04/16/21	USD	285.00	USD	25,722	(37,076)
iShares iBoxx $ High Yield Corporate Bond ETF	7,800	04/16/21	USD	81.00	USD	63,180	(46,800)
Micron Technology, Inc.	89	04/16/21	USD	70.00	USD	785	(1,113)
Microsoft Corp.	178	04/16/21	USD	210.00	USD	4,197	(5,785)
SPDR Bloomberg Barclays High Yield Bond ETF	68	04/16/21	USD	100.00	USD	740	(1,700)
SPDR S&P 500 ETF Trust	1,288	04/16/21	USD	365.00	USD	47,012	(73,416)
10-Year U.S. Treasury Note	550	04/23/21	USD	129.50	USD	72,016	(120,312)
SPDR S&P 500 ETF Trust	1,488	04/30/21	USD	370.00	USD	55,056	(283,464)
10-Year U.S. Treasury Note	420	05/21/21	USD	129.50	USD	54,994	(210,000)
Advance Auto Parts, Inc.	36	05/21/21	USD	160.00	USD	661	(6,390)
Bank of America Corp.	630	05/21/21	USD	34.00	USD	2,437	(24,255)
DR Horton, Inc.	181	05/21/21	USD	72.50	USD	1,613	(13,485)
Edwards Lifesciences Corp.	85	05/21/21	USD	70.00	USD	711	(3,613)
Generac Holdings, Inc.	43	05/21/21	USD	270.00	USD	1,408	(19,565)
Invesco QQQ Trust, Series 1	276	05/21/21	USD	270.00	USD	8,808	(37,260)

24

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Invesco QQQ Trust, Series 1	306	05/21/21	USD	265.00	USD	9,765	$(33,660)
iShares iBoxx $ High Yield Corporate Bond ETF	7,800	05/21/21	USD	80.00	USD	62,400	(148,200)
iShares iBoxx $ High Yield Corporate Bond ETF	625	05/21/21	USD	75.00	USD	4,688	(5,938)
iShares iBoxx $ High Yield Corporate Bond ETF	7,333	05/21/21	USD	81.00	USD	59,397	(164,992)
JPMorgan Chase & Co.	150	05/21/21	USD	135.00	USD	2,283	(22,725)
Las Vegas Sands Corp.	133	05/21/21	USD	60.00	USD	808	(44,222)
Mastercard, Inc., Class A	16	05/21/21	USD	340.00	USD	570	(12,717)
Morgan Stanley	280	05/21/21	USD	72.50	USD	2,174	(48,160)
salesforce.com, Inc.	44	05/21/21	USD	210.00	USD	932	(32,780)
SPDR S&P 500 ETF Trust	223	05/21/21	USD	350.00	USD	7,805	(39,025)
SPDR S&P 500 ETF Trust	1,611	05/21/21	USD	360.00	USD	57,996	(393,889)
Autodesk, Inc.	150	06/18/21	USD	240.00	USD	4,157	(83,625)
Deere & Co.	39	06/18/21	USD	350.00	USD	1,459	(42,217)
Deere & Co.	19	06/18/21	USD	330.00	USD	711	(12,018)
iShares iBoxx $ High Yield Corporate Bond ETF	1,236	06/18/21	USD	75.00	USD	9,270	(21,630)
Monster Beverage Corp.	135	06/18/21	USD	85.00	USD	1,230	(30,712)
Monster Beverage Corp.	26	06/18/21	USD	80.00	USD	237	(6,110)
PVH Corp.	104	06/18/21	USD	75.00	USD	1,099	(6,500)
salesforce.com, Inc.	50	06/18/21	USD	200.00	USD	1,059	(32,500)
Ulta Beauty, Inc.	26	06/18/21	USD	255.00	USD	804	(10,400)

							(2,180,706)

							$(3,043,750)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Hoya Corp.	BNP Paribas S.A.	3,500	04/09/21	JPY	14,393.50	JPY	45,612	$(78)
Shin-Etsu Chemical Co. Ltd.	Morgan Stanley & Co. International PLC	5,798	04/09/21	JPY	19,866.00	JPY	108,752	(1,191)
Alphabet, Inc., Class C	Morgan Stanley & Co. International PLC	16	04/16/21	USD	2,275.00	USD	33	(64)
D.R. Horton, Inc.	BNP Paribas S.A.	9,000	04/16/21	USD	85.00	USD	802	(45,065)
Tencent Holdings Ltd.	Morgan Stanley & Co. International PLC	11,698	04/29/21	HKD	807.59	HKD	7,258	(32)
Hoya Corp.	BNP Paribas S.A.	3,499	05/14/21	JPY	13,616.00	JPY	45,599	(7,557)
Shin-Etsu Chemical Co. Ltd.	Morgan Stanley & Co. International PLC	5,798	05/14/21	JPY	19,965.00	JPY	108,752	(10,849)
D.R. Horton, Inc.	BNP Paribas S.A.	9,000	05/21/21	USD	87.50	USD	802	(51,525)
Walt Disney Co.	Morgan Stanley & Co. International PLC	70	05/21/21	USD	215.00	USD	13	(106)

								(116,467)

Put
EUR Currency	Bank of America N.A.	—	04/28/21	NOK	10.08	EUR	4,626	(67,198)
USD Currency	Morgan Stanley & Co. International PLC	—	04/28/21	NOK	8.31	USD	4,626	(13,865)
EUR Currency	BNP Paribas S.A.	—	08/02/21	USD	1.15	EUR	27,255	(196,633)

								(277,696)

								$(394,163)

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration		Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date		Rate	Amount (000)		Value
Call
1-Year Interest Rate Swap, 03/18/24	0.40%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	(a)	0.40%	USD	124,708	$(108,574)
1-Year Interest Rate Swap, 03/18/24	0.60%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	(a)	0.60	USD	124,708	(179,451)

											(288,025)

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put
10-Year Interest Rate Swap, 04/03/31	3-Month LIBOR, 0.19%	Quarterly	1.40%	Semi-Annual	Goldman Sachs International	04/01/21	1.40%	USD	22,642	$(797,023)
10-Year Interest Rate Swap, 04/08/31	3-Month LIBOR, 0.19%	Quarterly	1.42%	Semi-Annual	Goldman Sachs International	04/06/21	1.42	USD	13,011	(434,109)
5-Year Interest Rate Swap, 05/27/26	3-Month USDLIBOR, 0.19%	Quarterly	1.00%	Semi-Annual	Goldman Sachs International	05/25/21	1.00	USD	35,500	(275,729)
5-Year Interest Rate Swap, 05/27/26	3-Month LIBOR, 0.19%	Quarterly	1.00%	Semi-Annual	Deutsche Bank AG	05/25/21	1.00	USD	35,500	(275,729)
30-Year Interest Rate Swap, 08/25/51	3-Month LIBOR, 0.19%	Quarterly	2.25%	Semi-Annual	Goldman Sachs International	08/23/21	2.25	USD	5,448	(234,006)
30-Year Interest Rate Swap, 08/25/51	3-Month LIBOR, 0.19%	Quarterly	2.27%	Semi-Annual	Goldman Sachs International	08/23/21	2.27	USD	5,398	(220,483)
30-Year Interest Rate Swap, 11/18/51(0.51%)	6-Month EURIBOR,	Semi-Annual	0.78%	Annual	JPMorgan Chase Bank N.A.	11/16/21	0.78	EUR	9,061	(238,009)
30-Year Interest Rate Swap, 11/26/51(0.51%)	6-Month EURIBOR,	Semi-Annual	0.79%	Annual	Goldman Sachs International	11/24/21	0.79	EUR	8,897	(235,248)
30-Year Interest Rate Swap, 12/11/51(0.51%)	6-Month EURIBOR,	Semi-Annual	0.82%	Annual	Goldman Sachs International	12/09/21	0.82	EUR	8,408	(217,928)
10-Year Interest Rate Swap, 01/28/32	3-Month LIBOR, 0.19%	Quarterly	1.76%	Semi-Annual	Goldman Sachs International	01/26/22	1.76	USD	11,916	(449,768)
10-Year Interest Rate Swap, 01/28/32	3-Month LIBOR, 0.19%	Quarterly	1.76%	Semi-Annual	Goldman Sachs International	01/26/22	1.76	USD	23,831	(899,537)

										(4,277,569)

										$(4,565,594)

(a)	Forward settling swaption.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V9	5.00%	Quarterly	06/20/25	CCC		USD	20,240	$1,894,664	$854,194	$1,040,470
CDX.NA.HY.35.V1	5.00	Quarterly	12/20/25	B+		USD	9,213	851,296	730,342	120,954
ITRAXX.XO.34.V1	5.00	Quarterly	12/20/25	B		EUR	34,106	4,946,875	4,581,604	365,271

								$7,692,835	$6,166,140	$1,526,695

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective	Termination		Notional		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
1 Month MXIBOR, 4.29%	Monthly	4.42%	Semi-Annual	N/A	02/28/23	MXN	88,484	$(50,972)	$18	$(50,990)
1-Month MXIBOR, 4.29%	Monthly	4.50%	Semi-Annual	N/A	03/03/23	MXN	88,456	(44,389)	18	(44,407)
1-Month MXIBOR, 4.29%	Monthly	4.68%	Semi-Annual	N/A	02/27/24	MXN	62,782	(66,443)	13	(66,456)
1-Month MXIBOR, 4.29%	Monthly	4.86%	Semi-Annual	N/A	03/01/24	MXN	62,782	(50,849)	13	(50,862)
0.40%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	03/08/24	USD	79,575	203,863	597	203,266
0.68%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	02/19/26	USD	15,214	234,612	137	234,475
0.70%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	02/23/26	USD	4,158	61,280	37	61,243
3-Month LIBOR, 0.19%	Quarterly	0.83%	Semi-Annual	N/A	03/09/26	USD	48,830	(432,225)	444	(432,669)
1.17%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	02/04/31	USD	5,187	274,015	83	273,932

26

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective	Termination		Notional		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
1.20%	Semi-Annual	3 Month LIBOR, 0.19%	Quarterly	N/A	02/05/31	USD	3,049	$154,801	$48	$154,753
1.45%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	12/12/50	USD	2,193	361,046	69	360,977
1.45%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	01/09/51	USD	7,090	1,188,795	220	1,188,575
1.52%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	01/09/51	USD	2,422	363,944	75	363,869
1.63%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	01/25/51	USD	5,110	647,114	159	646,955
1.58%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	02/01/51	USD	5,275	730,800	164	730,636
1.66%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	02/06/51	USD	2,952	351,194	92	351,102
1.68%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	02/06/51	USD	3,049	348,712	95	348,617
1.91%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	02/22/51	USD	1,179	72,330	37	72,293

								$4,347,628	$2,319	$4,345,309

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	1,500	$(164,595)	$(171,036)	$6,441
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	2,000	(219,459)	(462,902)	243,443
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	2,000	(219,459)	(451,871)	232,412

								$(603,513)	$(1,085,809)	$482,296

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Trust		Received by the Trust			Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Date	Date	Amount (000)		Value	(Received)	Depreciation
Diamondback Energy Inc.	At Termination	3-Month LIBOR, plus, 0.19%	Quarterly	Credit Suisse International	N/A	06/09/21	USD	71	$9,216	$—	$9,216
Diamondback Energy Inc.	At Termination	3-Month LIBOR, plus, 0.19%	Quarterly	Credit Suisse International	N/A	06/09/21	USD	158	18,856	—	18,856
		Markit iBoxx USD Liquid
3-Month LIBOR, plus 0.19%	Quarterly	Leveraged Loan Index	At Termination	Goldman Sachs International	N/A	06/20/21	USD	77,557	(263,683)	—	(263,683)

									$(235,611)	$—	$(235,611)

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT)

OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)		Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.	(b)	02/24/23 –10/11/23	$2,725,115	$(488,585	)(c)	$2,241,692	0.5%
	Monthly	JPMorgan Chase Bank N.A.	(d)	02/08/23	(3,465,593)	(492,565	)(e)	(3,924,527)	0.1

						$(981,150)		$(1,682,835)

(a)

The Trust receives the total return on a portfolio of long positions underlying the total return swap. The Trust pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Trust pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(5,162) of net dividends and financing fees.
(e)	Amount includes $(33,631) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	30-52 basis points	18 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA	USD - 1D Overnight Bank Funding Rate (OBFR01)
USD - 1W US Dollar LIBOR BBA

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates February 24, 2023 and October 11, 2023:

Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Italy
Leonardo SpA	764,722	$6,186,345	276.0%

Total Reference Entity — Long		6,186,345

Reference Entity — Short
Common Stocks
United States
Doordash Inc., Class A	(30,082)	(3,944,653)	(176.0)

Total Reference Entity — Short		(3,944,653)

Net Value of Reference Entity — Citibank N.A		$2,241,692

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
United States
Walgreens Boots Alliance, Inc	(71,485)	$(3,924,527)	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(3,924,527)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

28

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$213,651,796	$32,438,440	$246,090,236
Common Stocks
Canada	17,639,232	—	—	17,639,232
Cayman Islands	10,780,442	—	—	10,780,442
China	8,549,281	9,457,190	—	18,006,471
Finland	—	3,828,071	—	3,828,071
France	—	60,778,355	—	60,778,355
Germany	9,583,487	43,704,803	—	53,288,290
Hong Kong	—	14,406,901	—	14,406,901
Ireland	8,254,280	1,970,503	—	10,224,783
Israel	5,789,387	—	—	5,789,387
Italy	—	35,713,174	—	35,713,174
Japan	—	18,578,694	—	18,578,694
Netherlands	9,509,892	48,747,904	—	58,257,796
Norway	263,911	—	—	263,911
Poland	978,745	—	—	978,745
Singapore	1,629,356	—	—	1,629,356
Spain	—	6,999,703	—	6,999,703
Sweden	—	14,897,418	—	14,897,418
Switzerland	—	880,630	—	880,630
Taiwan	12,945,982	—	—	12,945,982
United Kingdom	3,370,585	33,116,110	—	36,486,695
United States	756,644,482	11,035,206	2,602,134	770,281,822
Corporate Bonds
Argentina	—	1,726,277	—	1,726,277
Australia	—	616,315	—	616,315
Austria	—	1,820,188	—	1,820,188
Bahamas	—	1,177,826	—	1,177,826
Bahrain	—	2,923,473	—	2,923,473
Bermuda	1,228,016	4,102,691	—	5,330,707
Brazil	—	21,806,385	—	21,806,385
Canada	—	3,393,699	—	3,393,699
Cayman Islands	—	52,068,473	—	52,068,473
Chile	—	7,311,017	—	7,311,017
China	—	33,287,106	—	33,287,106
Colombia	—	11,797,871	—	11,797,871
Cyprus	—	452,213	—	452,213
Dominican Republic	—	2,769,695	—	2,769,695
France	—	6,827,688	—	6,827,688
Germany	—	5,062,311	—	5,062,311
Guatemala	—	5,842,546	—	5,842,546
Hong Kong	—	3,181,875	—	3,181,875
India	—	23,486,345	—	23,486,345
Indonesia	—	7,921,408	—	7,921,408
Ireland	—	1,379,728	—	1,379,728
Israel	—	4,882,030	—	4,882,030
Italy	—	3,565,044	—	3,565,044
Japan	—	710,591	—	710,591
Luxembourg	—	22,149,520	—	22,149,520
Macau	—	10,374,617	—	10,374,617
Mauritius	—	6,155,138	—	6,155,138

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Mexico	$—	$28,494,472	$—	$28,494,472
MultiNational	—	202,250	—	202,250
Netherlands	—	13,156,922	—	13,156,922
Panama	—	3,108,958	—	3,108,958
Peru	—	5,966,914	—	5,966,914
Saudi Arabia	—	5,730,904	—	5,730,904
Singapore	—	7,101,207	—	7,101,207
South Africa	—	3,942,303	—	3,942,303
United Arab Emirates	—	4,216,904	—	4,216,904
United Kingdom	—	11,837,940	—	11,837,940
United States	—	277,885,097	—	277,885,097
Floating Rate Loan Interests	—	65,048,597	36,726,566	101,775,163
Foreign Agency Obligations	—	123,809,621	—	123,809,621
Investment Companies	207,341,015	—	—	207,341,015
Municipal Bonds	—	8,519,218	—	8,519,218
Non-Agency Mortgage-Backed Securities	—	194,657,112	22,949,261	217,606,373
Other Interests	—	—	5,560,576	5,560,576
Preferred Securities
Capital Trusts	—	4,302,284	—	4,302,284
Preferred Stocks	—	—	28,140,044	28,140,044
U.S. Government Sponsored Agency Securities	—	3,668,913	—	3,668,913
U.S. Treasury Obligations	—	2,364,660	—	2,364,660
Warrants	523,033	—	287,513	810,546
Short-Term Securities
Money Market Funds	15,632,246	—	—	15,632,246
Options Purchased
Equity Contracts	5,741,204	12,902	—	5,754,106
Foreign Currency Exchange Contracts	—	650,504	—	650,504
Interest Rate Contracts	210,625	6,645,761	—	6,856,386

	$1,076,615,201	$1,535,881,971	$128,704,534	$2,741,201,706

Derivative Financial Instruments(a)
Assets
Commodity Contracts	$115,589	$—	$—	$115,589
Credit Contracts	—	2,008,991	—	2,008,991
Equity Contracts	294,214	28,072	—	322,286
Foreign Currency Exchange Contracts	—	6,662,930	—	6,662,930
Interest Rate Contracts	3,630,382	4,990,693	—	8,621,075
Liabilities
Equity Contracts	(3,616,135)	(1,112,402)	—	(4,728,537)
Foreign Currency Exchange Contracts	—	(747,901)	—	(747,901)
Interest Rate Contracts	(907,446)	(5,474,661)	—	(6,382,107)

	$(483,396)	$6,355,722	$—	$5,872,326

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $234,938,975 are categorized as Level 2 within the fair value hierarchy.

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Stocks	Warrants	Total
Assets
Opening balance, as of
December 31, 2020	$5,944,767	$6,344,102	$21,252,633	$8,104,000	$—	$13,303,782	$184,016	$55,133,300
Transfers into Level 3	12,906,247	—	—	—	4,640,000	—	—	17,546,247
Transfers out of Level 3	—	—	—	—	—	—	—	—
Others(a)	—	(5,115,340)	—	—	—	5,115,340	—	—
Accrued discounts/premiums	2,263	—	—	(42,795)	—	—	—	(40,532)
Net realized gain (loss)	2	—	33,766	(57,712)	—	19,144	—	(4,800)

30

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT)

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Stocks	Warrants	Total
Net change in unrealized appreciation
(depreciation)(b)	$(764,832)	$73,248	$(213,890)	$(349,121)	878,780	$(1,548,722)	$(34,963)	$(1,959,500)
Purchases	14,514,808	2,527,840	16,834,510	15,301,854	41,796	13,279,802	138,460	62,639,070
Sales	(164,815)	(1,227,716)	(1,180,453)	(6,965)	—	(2,029,302)	—	(4,609,251)

Closing balance, as of March 31, 2021	$32,438,440	$2,602,134	$36,726,566	$22,949,261	$5,560,576	$28,140,044	$287,513	$128,704,534

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021(b)	$(764,832)	$73,869	$(213,890)	$(349,121)	$878,780	$3,252,512	$(34,963)	$2,842,355

(a)	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $67,899,461. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$2,602,134	Market	Volatility	50%		—
			Time to Exit	2.2		—
			Recent Transactions	—		—
Asset Backed Securities	4,409,460	Income	Discount Rate	5%		—
Floating Rate Loan Interests	19,805,346	Income	Discount Rate	4% - 7%		6%
Other Interests	5,560,576	Market	Recent Transactions	—		—
Preferred Stocks(b)	28,140,044	Income	Discount Rate	27%		—
		Market	Revenue Multiple	4.01x - 42.00x		18.60x
			Time to Exit	1.9 - 2.8		2.2
			Volatility	53% - 65%		61%
			Recent Transactions	—		—
Warrants	287,513	Market	Time to Exit	1.3		—
			Volatility	58%		—
			Recent Transactions	—		—

	$60,805,073

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $6,937,431 changed to Curent Value. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Capital Allocation Trust (BCAT)

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

BAB	Build America Bond

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

GOL	General Obligation Ltd.

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBOR	Mexico Interbank Offered Rate

PIK	Payment-in-Kind

RB	Revenue Bond

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depository Receipt

TAN	Tax Anticipation Notes

32